UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Gregory P. Dulski
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2007

Item 1 - Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	98.33%
Consumer Discretionary	19.91%
Hotels, Restaurants & Leisure	3.82%
International Game Technology		60,700	$ 2,451,066
Melco PBL Entertainment Ltd. (Hong Kong) **		127,200	2,053,008
Scientific Games Corp. **		82,400	2,705,192
			7,209,266

Media	2.23%
Focus Media Holding Ltd. (China)**		23,600	1,851,656
Marvel Entertainment Inc. **		85,100	2,361,525
			4,213,181

Specialty Retail	10.01%
Abercrombie & Fitch Co.		41,000	3,102,880
Aeropostale Inc. **		75,400	3,033,342
Bed Bath & Beyond Inc. **		55,100	2,213,367
Coldwater Creek Inc. **		118,400	2,401,152
GameStop Corp. **		112,400	3,660,868
Ross Stores Inc.		77,300	2,659,120
Tractor Supply Co. **		35,400	1,823,100
			18,893,829

Textiles Apparel & Luxury Goods	3.85%
Coach Inc. **		78,400	3,923,920
Polo Ralph Lauren Corp.		37,900	3,340,885
			7,264,805

Total Consumer Discretionary			37,581,081
(Cost $30,940,525)

Consumer Staples	3.21%
Beverages	0.98%
Constellation Brands Inc. **		87,300	1,849,014

Food & Staples Retailing	1.46%
United Natural Foods Inc. **		90,000	2,757,600

Food Products	0.77%
Hain Celestial Group Inc. **		48,200	1,449,374

Total Consumer Staples			6,055,988
(Cost $5,661,689)

Energy	8.02%
Energy Equipment & Services	4.81%
Cameron International Corp. **		38,600	2,423,694
FMC Technologies Inc. **		27,200	1,897,472
Grant Prideco Inc. **		49,500	2,467,080
Noble Corp.		29,100	2,289,588
			9,077,834

Oil, Gas & Consumable Fuels	3.21%
Denbury Resources Inc. **		66,100	1,969,119
Range Resources Corp.		90,400	3,019,360
VeraSun Energy Corp. **		54,000	1,072,980
			6,061,459

Total Energy			15,139,293
(Cost $10,431,732)

Financials	12.15%
Capital Markets	7.22%
Eaton Vance Corp.		112,600	4,013,064
Jefferies Group Inc.		89,700	2,596,815
Lazard Ltd. (Bermuda)		60,200	3,020,836
T. Rowe Price Group Inc.		84,800	4,001,712
			13,632,427

Commercial Banks	1.67%
Zions Bancorporation		37,200	3,144,144

Insurance	3.26%
Ambac Financial Group Inc.		40,350	3,485,837
HCC Insurance Holdings Inc.		86,550	2,665,740
			6,151,577

Total Financials			22,928,148
(Cost $14,830,056)

Healthcare	19.20%
Biotechnology	5.17%
Cephalon Inc. **		38,400	2,734,464
Digene Corp. **		55,000	2,332,550
Human Genome Sciences Inc. **		252,700	2,683,674
MedImmune Inc. **		30,800	1,120,812
United Therapeutics Corp. **		16,600	892,748
			9,764,248

Healthcare Equipment & Supplies	6.55%
Accuray Inc. **		75,800	1,685,792
ArthroCare Corp. **		70,200	2,530,008
Kinetic Concepts Inc. **		54,300	2,749,752
Kyphon Inc. **		52,700	2,378,878
St. Jude Medical Inc. **		80,300	3,020,083
			12,364,513

Healthcare Providers & Services	2.49%
DaVita Inc. **		52,850	2,817,962
Laboratory Corporation of America **		25,900	1,881,117
			4,699,079

Life Sciences Tools & Services	3.75%
Covance Inc. **		15,300	907,902
Illumina Inc. **		94,800	2,777,640
Ventana Medical Systems Inc. **		80,800	3,385,520
			7,071,062

Pharmaceuticals	1.24%
Endo Pharmaceuticals Holdings Inc. **		79,900	2,349,060

Total Healthcare			36,247,962
(Cost $31,596,150)

Industrials	9.92%
Aerospace and Defense	2.69%
BE Aerospace Inc. **		160,200	5,078,340

Airlines	3.26%
Airtran Holdings Inc. **		316,900	3,254,563
AMR Corp. **		95,100	2,895,795
			6,150,358

Machinery	3.97%
Dover Corp.		56,600	2,762,646
Oshkosh Truck Corp.		89,300	4,732,900
			7,495,546

Total Industrials			18,724,244
(Cost $17,487,533)

Information Technology	20.71%
Communications Equipment	1.26%
F5 Networks Inc. **		35,600	2,373,808

Computers & Peripherals	3.08%
SanDisk Corp. **		62,900	2,755,020
Seagate Technology Inc.		131,300	3,059,290
			5,814,310

Electronic Equipment & Instruments	0.53%
Sunpower Corp. **		22,000	1,001,000

Internet Software & Services	1.70%
Digital River Inc. **		58,200	3,215,550

Semiconductors & Semiconductor Equipment	4.47%
Formfactor Inc. **		31,900	1,427,525
NVIDIA Corp. **		105,200	3,027,656
Silicon Laboratories Inc. **		62,000	1,855,040
Varian Semiconductor Equipment **		39,900	2,129,862
			8,440,083

Software	9.67%
Activision Inc. **		236,900	4,486,886
Amdocs Ltd. (Guernsey)**		61,000	2,225,280
Autodesk Inc. **		70,300	2,643,280
Cadence Design Systems Inc. **		140,400	2,956,824
Electronic Arts Inc. **		59,700	3,006,492
Take-Two Interactive Software Inc. **		145,300	2,926,342
			18,245,104

Total Information Technology			39,089,855
(Cost $33,728,848)

Materials	0.53%
Chemicals	0.53%
Celanese Corp.		32,600	1,005,384

Total Materials			1,005,384
(Cost $999,524)

Telecommunication Services	4.68%
Diversified Telecommunication Services	0.93%
NeuStar Inc. **		62,000	1,763,280

Wireless Telecommunication Services	3.75%
Leap Wireless International **		35,500	2,342,290
NII Holdings Inc. **		63,700	4,725,266
			7,067,556

Total Telecommunication Services			8,830,836
(Cost $7,147,526)

Total Common Stocks			185,602,791
(Cost $152,823,583)

Money Market Mutual Funds	2.17%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		4,094,848	4,094,848

Total Money Market Mutual Funds			4,094,848
(Cost $4,094,848)

Total Investments		100.50%	$ 189,697,639
(Cost $156,918,431)

Liabilities in Excess of Other Assets		(0.50)%	(944,610)
NET ASSETS		100.00%	$ 188,753,029
See Legend and Notes to Statement of Investments

Westcore MIDCO Growth
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	176,452,011	93.48%
Bermuda	3,020,836	1.60%
Guernsey	2,225,280	1.18%
Hong Kong	2,053,008	1.09%
China	1,851,656	0.98%
Cash and Cash Equivalents	4,094,848	2.17%
Liabilities in Excess of other Assets	-944,610	-0.50%
Net Assets	$188,753,029	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Growth Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	97.51%
Consumer Discretionary	17.40%
Hotels, Restaurants & Leisure	5.34%
Hilton Hotels Corp.		95,100	$3,419,796
Las Vegas Sands Corp. **		51,040	4,420,574
Marriott International Inc.		73,080	3,577,997
Wynn Resorts Ltd.		31,850	3,021,291
			14,439,658

Media	3.17%
CBS Corp.		67,630	2,068,802
Comcast Corp. **		153,645	3,987,088
Viacom Inc. **		61,050	2,509,765
			8,565,655

Multiline Retail	4.96%
JC Penney Co. Inc.		45,940	3,774,430
Nordstrom Inc.		67,890	3,594,097
Saks Inc.		64,790	1,350,224
Target Corp.		79,430	4,707,022
			13,425,773

Specialty Retail	2.50%
Abercrombie & Fitch Co.		26,320	1,991,898
Best Buy Inc.		41,750	2,034,060
Home Depot Inc.		74,460	2,735,660
			6,761,618

Textiles Apparel & Luxury Goods	1.43%
Coach Inc. **		77,500	3,878,875

Total Consumer Discretionary			47,071,579
(Cost $39,691,011)

Consumer Staples	2.82%
Food & Staples Retailing	2.82%
Costco Wholesale Corp.		37,700	2,029,768
CVS Corp.		164,080	5,601,691

Total Consumer Staples			7,631,459
(Cost 7,276,293)

Energy	4.74%
Energy Equipment & Services	4.23%
Baker Hughes Inc.		23,400	1,547,442
Halliburton Co.		47,600	1,510,824
Schlumberger Ltd.		68,750	4,750,625
Transocean Inc. **		44,640	3,647,088
			11,455,979

Oil, Gas & Consumable Fuels	0.51%
Exxon Mobil Corp.		18,200	1,373,190

Total Energy			12,829,169
(Cost $8,734,430)

Financials	10.31%
Capital Markets	5.89%
Charles Schwab Corp.		72,810	1,331,695
Franklin Resources Inc.		23,620	2,854,005
Goldman Sachs Group Inc.		50,500	10,434,815
Lazard Ltd. (Bermuda)		26,030	1,306,185
			15,926,700

Commercial Banks	0.99%
Wells Fargo & Co.		78,260	2,694,492

Consumer Finance	0.80%
American Express Co.		38,390	2,165,196

Diversified Financial Services	1.46%
Citigroup Inc.		26,100	1,339,974
IntercontinentalExchange Inc. **		21,340	2,607,961
			3,947,935

Insurance	1.17%
Assurant Inc.		26,050	1,397,061
Prudential Financial Inc.		19,530	1,762,778
			3,159,839

Total Financials			27,894,162
(Cost $23,461,360)

Healthcare	17.78%
Biotechnology	4.90%
Amgen Inc. **		25,560	1,428,293
Genentech Inc. **		16,670	1,368,940
Genzyme Corp. **		52,110	3,127,642
Gilead Sciences Inc. **		95,680	7,319,520
			13,244,395

Healthcare Providers & Services	6.78%
Medco Health Solutions Inc. **		72,590	5,264,953
UnitedHealth Group Inc.		174,900	9,264,453
WellPoint Inc. **		46,790	3,794,669
			18,324,075

Life Sciences Tools & Services	0.50%
Pharmaceutical Product Development Inc.		40,180	1,353,664

Pharmaceuticals	5.60%
Merck & Co. Inc		100,270	4,428,926
Novartis AG (Switzerland)		48,590	2,654,472
Shire Pharmaceutical (United Kingdom)		65,350	4,045,165
Wyeth		80,470	4,025,914
			15,154,477

Total Healthcare			48,076,611
(Cost $41,969,480)

Industrials	13.99%
Aerospace & Defense	6.52%
Boeing Co.		63,490	5,644,896
Precision Castparts Corp.		75,490	7,854,734
United Technologies Corp.		63,390	4,120,350
			17,619,980

Air Freight & Logistics	0.63%
FedEx Corp.		15,920	1,710,286

Electrical Equipment	2.38%
Ametek Inc.		66,370	2,292,420
Emerson Electric Co.		96,340	4,151,290
			6,443,710

Industrial Conglomerates	2.66%
General Electric Co.		130,300	4,607,408
Textron Inc.		28,870	2,592,526
			7,199,934

Machinery	1.80%
Caterpillar Inc.		24,920	1,670,388
Deere & Co.		29,400	3,194,016
			4,864,404

Total Industrials			37,838,314
(Cost $32,882,707)

Information Technology	24.93%
Communications Equipment	5.38%
Cisco Systems Inc. **		231,110	5,900,238
Corning Inc. **		133,470	3,035,108
QUALCOMM Inc.		131,835	5,624,081
			14,559,427

Computers & Peripherals	5.96%
Apple Computer Inc. **		123,910	11,512,478
Hewlett-Packard Co.		114,990	4,615,699
			16,128,177

Internet Software & Services	5.44%
Akamai Technologies Inc. **		48,520	2,422,118
eBay Inc. **		45,330	1,502,689
Google Inc. **		19,720	9,034,915
Yahoo! Inc. **		55,950	1,750,676
			14,710,398

IT Services	0.73%
Cognizant Technology Solutions **		22,500	1,986,075

Semiconductors & Semiconductor Equipment	2.88%
Intel Corp.		189,020	3,615,953
NVIDIA Corp. **		73,280	2,108,998
Texas Instruments Inc.		68,550	2,063,355
			7,788,306

Software	4.54%
Microsoft Corp.		242,440	6,756,803
Oracle Corp. **		304,030	5,512,064
			12,268,867

Total Information Technology			67,441,250
(Cost $56,365,550)

Materials	1.80%
Chemicals	1.80%
Air Products & Chemicals Inc.		36,720	2,713,241
Monsanto Co.		39,350	2,162,676

Total Materials			4,875,917
(Cost $4,624,662)

Telecommunication Services	3.74%
Wireless Telecommunication Services	3.74%
America Movil SAB de CV ADS (Mexico)		94,310	4,507,075
NII Holdings Inc. **		75,560	5,605,041

Total Telecommunication Services			10,112,116
(Cost $4,920,875)

Total Common Stocks			263,770,577
(Cost $219,926,368)

Money Market Mutual Funds	3.41%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		9,223,742	9,223,742

Total Money Market Mutual Funds			9,223,742
(Cost $9,223,742)

Total Investments		100.92%	$ 272,994,319
(Cost $229,150,110)

Liabilities in Excess of Other Assets		(0.92)%	(2,485,975)
NET ASSETS		100.00%	$ 270,508,344
See Legend and Notes to Statement of Investments

Westcore Growth
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	251,257,680	92.88%
Mexico	4,507,075	1.67%
United Kingdom	4,045,165	1.50%
Switzerland	2,654,472	0.98%
Bermuda	1,306,185	0.48%
Cash and Cash Equivalents	9,223,742	3.41%
Liabilities in Excess of other Assets	-2,485,975	-0.92%
Net Assets	$270,508,344	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Select Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	98.77%
Consumer Discretionary	16.36%
Specialty Retail	16.36%
Abercrombie & Fitch Co.		14,300	$ 1,082,224
Aeropostale Inc. **		21,800	877,014
GameStop Corp. **		36,600	1,192,062
Ross Stores Inc.		27,300	939,120

Total Consumer Discretionary			4,090,420
(Cost $3,441,549)

Energy	5.35%
Oil, Gas & Consumable Fuels	5.35%
Range Resources Corp.		40,100	1,339,340

Total Energy			1,339,340
(Cost $1,152,798)

Financials	13.02%
Capital Markets	4.40%
Lazard Ltd. (Bermuda)		21,900	1,098,942

Insurance	4.66%
Ambac Financial Group Inc.		13,500	1,166,265

Real Estate Investment Trusts (REITs)	3.96%
CapitalSource Inc.		39,400	990,122

Total Financials			3,255,329
(Cost $3,277,177)

Healthcare	19.17%
Biotechnology	3.56%
Cephalon Inc. **		12,500	890,125

Healthcare Equipment & Supplies	8.28%
Kinetic Concepts Inc. **		21,500	1,088,760
St. Jude Medical Inc. **		26,100	981,621
			2,070,381

Healthcare Providers & Services	4.86%
DaVita Inc. **		22,800	1,215,696

Pharmaceuticals	2.47%
Endo Pharmaceuticals Holdings Inc. **		21,000	617,400

Total Healthcare			4,793,602
(Cost $4,162,425)

Industrials	16.41%
Airlines	7.19%
Airtran Holdings Inc. **		85,200	875,004
AMR Corp. **		30,300	922,635
			1,797,639

Machinery	9.22%
Dover Corp.		17,900	873,699
Oshkosh Truck Corp.		27,000	1,431,000
			2,304,699

Total Industrials			4,102,338
(Cost $4,065,647)

Information Technology	24.60%
Communications Equipment	2.24%
F5 Networks Inc. **		8,400	560,112

Computers & Peripherals	8.76%
SanDisk Corp. **		25,000	1,095,000
Seagate Technology Inc.		47,000	1,095,100
			2,190,100

Electronic Equipment & Instruments	3.09%
Sunpower Corp. **		17,000	773,500

Internet Software & Services	3.51%
Digital River Inc. **		15,900	878,475

Semiconductors & Semiconductor Equipment	3.29%
Silicon Laboratories Inc. **		27,500	822,800

Software	3.71%
Electronic Arts Inc. **		18,400	926,624

Total Information Technology			6,151,611
(Cost $6,403,275)

Telecommunication Services	3.86%
Wireless Telecommunication Services	3.86%
NII Holdings Inc. **		13,000	964,340

Total Telecommunication Services			964,340
(Cost $909,846)

Total Common Stocks			24,696,980
(Cost $23,412,717)

Money Market Mutual Funds	1.85%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		461,469	461,469

Total Money Market Mutual Funds			461,469
(Cost $461,469)

Total Investments		100.62%	$ 25,158,449
(Cost $23,874,186)

Liabilities in Excess of Other Assets		(0.62)%	(155,318)
NET ASSETS		100.00%	$ 25,003,131
See Legend and Notes to Statement of Investments

Westcore Select
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	23,598,038	94.37%
Bermuda	1,098,942	4.40%
Cash and Cash Equivalents	461,469	1.85%
Liabilities in Excess of other Assets	-155,318	-0.62%
Net Assets	$25,003,131	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore International Frontier Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	97.13%
Commercial Services	17.31%
Advertising & Marketing Services	2.99%
Clear Media Ltd. (Hong Kong) **		126,000	$ 136,909
D+S europe AG (Germany) **		45,400	612,538
So-net M3 Inc. (Japan) **		150	481,161
			1,230,608

Financial Publishing & Services	0.88%
Iress Market Technology Ltd. (Australia)		55,600	364,837

Miscellaneous Commercial Services	10.52%
CTS Eventim AG (Germany)		15,300	591,692
GST Holdings Ltd. (Hong Kong)		388,000	110,240
Intrum Justitia AB (Sweden)		24,100	324,426
ITE Group PLC (United Kingdom)		155,200	478,730
Prosegur S.A. Compania de Seguridad S.A. (Spain)		7,200	273,057
Raffles Education Corp. Ltd. (Singapore)		384,000	579,613
SAI Global Ltd. (Australia)		271,700	795,794
Savills PLC (United Kingdom)		46,200	601,854
Secom Techno Service (Japan)		13,400	574,253
			4,329,659

Personnel Services	2.92%
Accident Exchange Group PLC (United Kingdom)		78,500	339,847
en-japan Inc. (Japan)		100	507,468
Seek Ltd. (Australia)		60,900	354,774
			1,202,089

Total Commercial Services			7,127,193
(Cost $6,273,894)

Communications	2.63%
Specialty Telecommunications	1.32%
Genesys S.A. (France) **		29,785	48,541
Reverse Corp. Ltd. (Australia)		123,000	497,597
			546,138

Wireless Telecommunications	1.31%
Okinawa Cellular Telephone Co. (Japan)		170	538,103

Total Communications			1,084,241
(Cost $792,076)

Consumer Durables	6.07%
Electronics & Appliances	1.73%
Alpine Electronics, Inc. (Japan)		39,500	710,625

Home Furnishings	2.19%
Ekornes ASA (Norway)		19,100	457,208
HTL International Holdings (Singapore)		744,300	446,438
			903,646

Homebuilding	1.24%
Nihon Eslead Corp. (Japan)		19,600	508,961

Recreational Products	0.91%
Jumbo S.A. (Greece)		12,100	374,675

Total Consumer Durables			2,497,907
(Cost $2,119,874)

Consumer Non-Durables	5.61%
Apparel & Footwear Retail	1.13%
Folli - Follie S.A. (Greece)		6,200	216,995
Prime Success International Group (Hong Kong)		228,000	246,573
			463,568

Beverages: Alcoholic	0.51%
Baron de Ley S.A. (Spain) **		3,200	211,598

Food: Meat, Fish & Dairy	1.12%
Cranswick PLC (United Kingdom)		25,000	462,444

Food: Specialty & Candy	2.85%
Barry Callebaut AG (Switzerland) **		500	371,970
Hiestand Holding AG (Switzerland)		200	246,883
Unicharm Petcare Corp. (Japan)		15,900	553,208
			1,172,061

Total Consumer Non-Durables			2,309,671
(Cost $1,994,545)

Consumer Services	8.65%
Casinos & Gaming	1.99%
IG Group Holdings PLC (United Kingdom)		140,400	821,258

Hotels, Resorts & Cruiselines	1.24%
San-A Co. Ltd. (Japan)		14,900	510,828

Other Consumer Services	2.78%
Rightmove PLC (United Kingdom)		51,000	501,801
Wirecard AG (Germany) **		58,345	643,783
			1,145,584

Publishing & Newspapers	0.41%
Independent News & Media PLC (Ireland)		36,800	167,141

Publishing, Books & Magazines	0.74%
Informa Group PLC (United Kingdom)		25,326	303,013

Restaurants	1.49%
Domino's Pizza Group Ltd. (United Kingdom)		48,000	612,079

Total Consumer Services			3,559,903
(Cost $3,003,621)

Distribution Services	10.34%
Electronics Distributors	4.12%
Diploma PLC (United Kingdom)		49,500	875,701
Esprinet SpA (Italy)		38,500	820,823
			1,696,524

Wholesale Distributors	6.22%
As One Corp. (Japan)		20,300	565,037
KS Energy Services Ltd. (Singapore)		438,540	846,932
Misumi Group Inc. (Japan)		34,160	611,657
United Arrows Ltd. (Japan)		28,000	535,811
			2,559,437

Total Distribution Services			4,255,961
(Cost $3,826,882)

Electronic Technology	2.83%
Computer Peripherals	1.69%
Lectra S.A. (France)		82,450	694,986

Semiconductors	1.14%
Melexis NV (Belgium) **		24,900	469,002

Total Electronic Technology			1,163,988
(Cost $1,035,608)

Finance	9.00%
Finance, Rental & Leasing	2.55%
Coates Hire Ltd. (Australia)		126,100	500,956
Interhyp AG (Germany) **		4,500	549,132
			1,050,088

Financial Conglomerates	1.20%
Azimut Holding SpA (Italy)		33,300	491,544

Investment Banks & Brokers	1.05%
London Capital Group Holdings PLC (United Kingdom)		111,700	433,902

Major Banks	1.54%
Bank Sarasin & Cie AG (Switzerland)		175	632,226

Real Estate Development	1.54%
Kenedix Inc. (Japan)		124	633,469

Regional Banks	1.12%
The Bank of Okinawa Ltd. (Japan)		12,500	462,492

Total Finance			3,703,721
(Cost $3,316,536)

Health Technology	6.51%
Medical Specialties	4.64%
Elekta AB (Sweden)		18,236	328,403
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)		153,190	397,237
Mani Inc. (Japan)		9,487	614,272
Sysmex Corp. (Japan)		15,700	570,231
			1,910,143

Pharmaceuticals: Other	1.87%
EPS Co. Ltd. (Japan)		239	608,452
Icon PLC (Ireland) **		3,800	161,880
			770,332

Total Health Technology			2,680,475
(Cost $2,948,110)

Industrial Services	6.53%
Engineering & Construction	3.97%
Connaught PLC (United Kingdom)		63,000	370,373
Mears Group PLC (United Kingdom)		119,500	794,833
Speedy Hire PLC (United Kingdom)		20,400	469,685
			1,634,891

Environmental Services	1.09%
Transpacific Industries Group Ltd. (Australia)		51,300	447,859

Oilfield Services & Equipment	1.47%
ProSafe ASA (Norway)		39,520	604,669

Total Industrial Services			2,687,419
(Cost $2,067,003)

Process Industries	1.73%
Chemicals: Major Diversified	0.61%
Victrex PLC (United Kingdom)		16,300	248,909

Containers & Packaging	1.12%
Goodpack Ltd. (Singapore)		464,700	462,510

Total Process Industries			711,419
(Cost $731,531)

Producer Manufacturing	10.91%
Industrial Machinery	5.49%
Andritz AG (Austria)		1,800	451,545
Interpump Group SpA (Italy)		55,200	617,192
Nabtesco Corp. (Japan)		48,000	631,365
Rational AG (Germany)		2,900	561,025
			2,261,127

Metal Fabrication	0.71%
Metka S.A. (Greece)		16,300	291,340

Miscellaneous Manufacturing	0.99%
Semperit AG Holding (Austria)		9,200	405,562

Office Equipment - Supplies	1.29%
Neopost (France)		3,730	533,149

Trucks, Construction & Farm Machinery	2.43%
Haulotte Group (France)		15,850	507,943
KCI Konecranes International OYJ (Finland) **		14,700	492,887
			1,000,830

Total Producer Manufacturing			4,492,008
(Cost $3,573,719)

Retail Trade	6.51%
Apparel & Footwear Retail	2.77%
Pal Co. Ltd. (Japan)		17,400	608,350
Point Inc. (Japan)		8,400	533,911
			1,142,261

Electronics & Appliance Stores	0.94%
JB Hi-Fi Ltd. (Australia)		63,100	385,970

Specialty Stores	2.80%
Beter BED Holdings NV (Netherlands)		16,300	550,889
Village Vanguard Co. Ltd. (Japan)		105	600,560
			1,151,449

Total Retail Trade			2,679,680
(Cost $2,591,258)

Technology Services	0.91%
Internet Software & Services	0.91%
SurfControl PLC (United Kingdom) **		39,900	372,956

Total Technology Services			372,956
(Cost $371,294)

Transportation	1.59%
Marine Shipping	1.59%
D/S Norden A/S (Denmark)		200	195,420
Dfds A/S (Denmark)		1,500	201,694
Noble Group Ltd. (Hong Kong)		259,000	256,072

Total Transportation			653,186
(Cost $376,151)

Total Common Stocks			39,979,728
(Cost $35,022,102)

Money Market Mutual Funds	2.55%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		1,049,143	1,049,143

Total Money Market Mutual Funds			1,049,143
(Cost $1,049,143)

Total Investments		99.68%	$ 41,028,871
(Cost $36,071,245)

Other Assets in Excess of Liabilities		0.32%	133,755
NET ASSETS		100.00%	$ 41,162,626
See Legend and Notes to Statement of Investments

Westcore International Frontier Fund
Country Breakdown as of March 31, 2007
Country	Market Value	%
Japan	11,360,212	27.60%
United Kingdom	7,687,383	18.68%
Australia	3,347,787	8.13%
Germany	2,958,172	7.19%
Singapore	2,335,492	5.67%
Italy	1,929,560	4.69%
France	1,784,620	4.34%
Switzerland	1,251,080	3.04%
Norway	1,061,877	2.58%
Greece	883,009	2.14%
Austria	857,107	2.08%
Hong Kong	749,795	1.82%
Sweden	652,829	1.59%
Netherlands	550,889	1.34%
Finland	492,887	1.20%
Spain	484,655	1.18%
Belgium	469,002	1.14%
Denmark	397,114	0.96%
New Zealand	397,237	0.96%
Ireland	329,021	0.80%
Cash and Cash Equivalents	1,049,143	2.55%
Other Assets in Excess of Liabilities	133,755	0.32%
Net Assets	$41,162,626	100.00%

Westcore Blue Chip Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	98.02%
Capital Goods	10.95%
Aerospace & Defense	4.26%
General Dynamics Corp.		20,200	$ 1,543,280
Raytheon Co.		23,600	1,238,056
			2,781,336

Electrical Equipment	1.84%
General Electric Co.		34,000	1,202,240

Farm Equipment	1.41%
CNH Global NV (Netherlands)		24,600	917,334

Industrial Products	3.44%
ITT Corp.		13,100	790,192
Parker Hannifin Corp.		16,900	1,458,639
			2,248,831

Total Capital Goods			7,149,741
(Cost $5,209,458)

Commercial Services	3.57%
IT Services	0.99%
Computer Sciences Corp. **		12,400	646,412

Transaction Processing	2.58%
First Data Corp.		34,550	929,395
The Western Union Co.		34,550	758,373
			1,687,768

Total Commercial Services			2,334,180
(Cost $1,883,495)

Communications	5.98%
Networking	2.32%
Cisco Systems Inc. **		59,400	1,516,482

Telecomm Equipment & Solutions	3.66%
Nokia Corp. (Finland)**		44,500	1,019,940
QUALCOMM Inc.		32,100	1,369,386
			2,389,326

Total Communications			3,905,808
(Cost $3,421,440)

Consumer Cyclicals	9.45%
Clothing & Accessories	2.43%
TJX Companies Inc.		59,000	1,590,640

Department Stores	1.32%
JC Penney Co. Inc.		10,500	862,680

Hotels & Gaming	1.96%
Starwood Hotels & Resorts Worldwide Inc.		19,700	1,277,545

Publishing & Media	1.97%
Walt Disney Co.		37,400	1,287,682

Restaurants	1.77%
Darden Restaurants Inc.		28,100	1,157,439

Total Consumer Cyclicals			6,175,986
(Cost $3,653,085)

Consumer Staples	6.61%
Consumer Products	2.73%
Colgate Palmolive Co.		26,700	1,783,293

Food & Agricultural Products	3.88%
Bunge Ltd.		22,500	1,849,950
Campbell Soup Co.		17,500	681,625
			2,531,575

Total Consumer Staples			4,314,868
(Cost $2,812,563)

Energy	8.52%
Exploration & Production	4.34%
Occidental Petroleum Corp.		29,700	1,464,507
XTO Energy Inc.		25,000	1,370,250
			2,834,757

Integrated Oils	2.12%
Marathon Oil Corp.		14,000	1,383,620

Oil Services	2.06%
Transocean Inc. **		16,500	1,348,050

Total Energy			5,566,427
(Cost $2,378,253)

Interest Rate Sensitive	24.50%
Integrated Financial Services	2.76%
Citigroup Inc.		35,066	1,800,288

Money Center Banks	1.66%
Bank of America Corp.		21,200	1,081,624

Property & Casualty Insurance	7.38%
ACE Ltd. (Bermuda)		26,300	1,500,678
American International Group Inc.		25,200	1,693,944
MBIA Inc.		14,900	975,801
MGIC Investment Corp.		11,100	654,012
			4,824,435

Regional Banks	3.68%
The Bank of New York Co. Inc.		16,400	665,020
SunTrust Banks Inc.		7,500	622,800
Wachovia Corp.		20,300	1,117,515
			2,405,335

Securities & Asset Management	5.02%
Merrill Lynch & Co. Inc		17,600	1,437,392
Morgan Stanley		15,000	1,181,400
State Street Corp.		10,200	660,450
			3,279,242

Specialty Finance	2.50%
Countrywide Financial Corp.		21,200	713,168
Freddie Mac		15,500	922,095
			1,635,263

Thrifts	1.50%
Washington Mutual Inc.		24,200	977,196

Total Interest Rate Sensitive			16,003,383
(Cost $14,003,216)

Medical & Healthcare	16.09%
Medical Technology	5.46%
Medtronic Inc.		35,900	1,761,254
Zimmer Holdings Inc. **		21,100	1,802,151
			3,563,405

Pharmaceuticals	10.63%
Abbott Laboratories		46,950	2,619,810
Amgen Inc. **		25,000	1,397,000
Barr Pharmaceuticals Inc. **		12,450	577,058
Teva Pharmaceutical Industries Ltd. (Israel)		62,800	2,350,604
			6,944,472

Total Medical & Healthcare			10,507,877
(Cost $8,661,384)

Technology	9.79%
Computer Software	3.36%
Microsoft Corp.		47,000	1,309,890
VeriSign Inc. **		35,300	886,736
			2,196,626

PC's & Servers	2.67%
International Business Machines Corp.		18,500	1,743,810

Semiconductors	3.76%
Altera Corp. **		54,700	1,093,453
Intel Corp.		71,300	1,363,969
			2,457,422

Total Technology			6,397,858
(Cost $5,725,381)

Transportation	2.56%
Railroads	2.56%
Norfolk Southern Corp.		33,050	1,672,330

Total Transportation			1,672,330
(Cost $1,183,068)

Total Common Stocks			64,028,458
(Cost $48,931,343)

Money Market Mutual Funds	2.03%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		1,328,415	1,328,415

Total Money Market Mutual Funds			1,328,415
(Cost $1,328,415)

Total Investments		100.05%	$ 65,356,873
(Cost $50,259,758)

Liabilities in Excess of Other Assets		(0.05)%	(30,770)
NET ASSETS		100.00%	$ 65,326,103
See Legend and Notes to Statement of Investments

Westcore Blue Chip
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	58,239,902	89.15%
Israel	2,350,604	3.60%
Bermuda	1,500,678	2.30%
Finland	1,019,940	1.56%
Netherlands	917,334	1.41%
Cash and Cash Equivalents	1,328,415	2.03%
Liabilities in Excess of other Assets	-30,770	-0.05%
Net Assets	$65,326,103	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Mid-Cap Value Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	97.55%
Basic Materials	4.89%
Other Materials (Rubber & Plastic)	4.89%
Crown Holdings Inc. **		142,050	$3,474,543
Pactiv Corp. **		41,150	1,388,401

Total Basic Materials			4,862,944
(Cost $2,928,654)

Capital Goods	5.81%
Electric Equipment	1.49%
General Cable Corp. **		27,800	1,485,354

Farm Equipment	1.24%
CNH Global NV (Netherlands)		33,040	1,232,062

Industrial Products	1.24%
Parker Hannifin Corp.		14,350	1,238,548

Machinery	1.84%
Manitowoc Co. Inc.		28,750	1,826,488

Total Capital Goods			5,782,452
(Cost $5,091,493)

Commercial Services	1.79%
Environmental & Pollution Control	1.79%
Waste Connections Inc. **		59,475	1,780,682

Total Commercial Services			1,780,682
(Cost $1,401,354)

Communications	3.93%
Telecomm Equipment & Solutions	3.93%
Adtran Inc.		60,450	1,471,958
CommScope Inc. **		56,800	2,436,720

Total Communications			3,908,678
(Cost $3,011,493)

Consumer Cyclicals	11.25%
Clothing & Accessories	3.29%
Abercrombie & Fitch Co.		13,700	1,036,816
TJX Companies Inc.		82,900	2,234,984
			3,271,800

Hotels & Gaming	1.49%
Starwood Hotels & Resorts Worldwide Inc.		22,860	1,482,471

Motor Vehicle Parts	1.96%
Autoliv Inc.		34,100	1,947,451

Restaurants	3.42%
Brinker International Inc.		35,250	1,152,675
Darden Restaurants Inc.		54,550	2,246,914
			3,399,589

Specialty Retail	1.09%
Tiffany & Co.		24,000	1,091,520

Total Consumer Cyclicals			11,192,831
(Cost $9,459,624)

Consumer Staples	6.62%
Food & Agricultural Products	6.62%
Bunge Ltd.		31,750	2,610,485
Smithfield Foods Inc. **		61,000	1,826,950
Tyson Foods Inc.		110,650	2,147,716

Total Consumer Staples			6,585,151
(Cost $5,278,645)

Energy	5.88%
Exploration & Production	5.88%
Denbury Resources Inc. **		33,800	1,006,902
Forest Oil Corp. **		27,000	900,990
Range Resources Corp.		60,650	2,025,710
XTO Energy Inc.		34,866	1,911,005

Total Energy			5,844,607
(Cost $3,738,824)

Interest Rate Sensitive	22.90%
Life & Health Insurance	2.50%
Nationwide Financial Services Inc.		16,900	910,234
Protective Life Corp.		35,800	1,576,632
			2,486,866

Other Banks	2.19%
Colonial BancGroup Inc.		87,950	2,176,762

Property Casualty Insurance	9.53%
Ambac Financial Group Inc.		25,880	2,235,773
Assured Guaranty Ltd. (Bermuda)		68,250	1,864,590
First American Financial Corp.		18,420	934,263
PartnerRe Ltd. (Bermuda)		28,450	1,949,963
Radian Group Inc.		45,350	2,488,808
			9,473,397

Regional Banks	1.72%
Marshall & Ilsley Corp.		36,950	1,711,155

Securities & Asset Management	5.70%
Affiliated Managers Group Inc. **		25,050	2,714,167
AMVESCAP PLC. (United Kingdom)		133,900	2,959,190
			5,673,357

Specialty Finance	1.26%
American Capital Strategies Ltd.		28,350	1,256,189

Total Interest Rate Sensitive			22,777,726
(Cost $19,843,890)

Medical & Healthcare	7.66%
Medical Products & Supplies	1.61%
Mentor Corp.		34,700	1,596,200

Medical Technology	1.49%
Invitrogen Corp. **		23,300	1,483,045

Pharmaceuticals	4.56%
Barr Pharmaceuticals Inc. **		25,775	1,194,671
Cephalon Inc. **		46,900	3,339,749
			4,534,420

Total Medical & Healthcare			7,613,665
(Cost $6,765,836)

Real Estate Investment Trusts (REITs)	6.61%
Healthcare	0.95%
Ventas Inc.		22,500	947,925

Office Properties	5.66%
AMB Property Corp.		16,950	996,491
Archstone-Smith Trust		17,660	958,585
Boston Properties Inc.		8,135	955,049
Camden Property Trust		19,895	1,398,817
Maguire Properties Inc.		37,000	1,315,720
			5,624,662

Total Real Estate Investment Trusts (REITs)			6,572,587
(Cost $6,263,158)

Technology	6.29%
Computer Software	1.60%
VeriSign Inc. **		63,300	1,590,096

Semiconductors	3.15%
Altera Corp. **		65,950	1,318,341
Fairchild Semiconductor International Inc. **		108,400	1,812,448
			3,130,789

Technology Resellers & Distributors	1.54%
Ingram Micro Inc. **		79,550	1,536,110

Total Technology			6,256,995
(Cost $5,715,934)

Transportation	1.69%
Trucking, Shipping & Air Freight	1.69%
American Commercial Lines, Inc. **		53,500	1,682,575

Total Transportation			1,682,575
(Cost $1,898,538)

Utilities	12.23%
Integrated Gas	1.02%
UGI Corp.		38,000	1,014,980

Regulated Electric	8.17%
CenterPoint Energy Inc.		160,900	2,886,546
DPL Inc.		88,000	2,735,920
Westar Energy Inc.		91,000	2,504,320
			8,126,786

Regulated Gas	3.04%
NiSource Inc.		123,500	3,018,340

Total Utilities			12,160,106
(Cost $10,046,670)

Total Common Stocks			97,020,999
(Cost $81,444,113)

Money Market Mutual Funds	2.22%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		2,205,613	2,205,613

Total Money Market Mutual Funds			2,205,613
(Cost $2,205,613)

Total Investments		99.77%	$ 99,226,612
(Cost $83,649,726)

Other Assets in Excess of Liabilities		0.23%	233,048
NET ASSETS		100.00%	$ 99,459,660
See Legend and Notes to Statement of Investments

Westcore Mid-Cap Value
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	89,015,194	89.50%
Bermuda	3,814,553	3.83%
United Kingdom	2,959,190	2.98%
Netherlands	1,232,062	1.24%
Cash and Cash Equivalents	2,205,613	2.22%
Other Assets in Excess of Liabilities	233,048	0.23%
Net Assets	$99,459,660	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Small Cap Opportunity Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	100.04%
Basic Materials	4.32%
Other Materials (Rubber & Plastic)	4.32%
A. Schulman Inc.		19,725	$ 464,721
Spartech Corp.		23,800	698,292

Total Basic Materials			1,163,013
(Cost $892,038)

Capital Goods	9.76%
Electrical Equipment	6.06%
General Cable Corp. **		21,345	1,140,463
Pike Electric Corp. **		27,100	489,968
			1,630,431

Engineering & Construction	1.96%
EMCOR Group Inc. **		4,535	267,474
Insituform Technologies Inc. **		12,525	260,395
			527,869

Machinery	1.74%
Columbus McKinnon Corp. **		20,900	467,951

Total Capital Goods			2,626,251
(Cost $1,574,081)

Commercial Services	5.40%
Business Products & Services	3.30%
Quanta Services Inc. **		23,050	581,321
Source Interlink Cos. Inc. **		45,950	308,324
			889,645

Environmental & Pollution Control	2.10%
Waste Connections Inc. **		18,850	564,369

Total Commercial Services			1,454,014
(Cost $1,154,807)

Communications	9.03%
Telecomm Equipment & Solutions	9.03%
Belden CDT Inc.		13,250	710,068
CommScope Inc. **		13,700	587,730
Novatel Wireless Inc. **		37,425	600,297
Superior Essex Inc. **		15,350	532,184

Total Communications			2,430,279
(Cost $1,592,659)

Consumer Cyclicals	12.79%
Apparel & Footwear Manufacturers	3.61%
Paxar Corp. **		18,550	532,385
Wolverine World Wide Inc.		15,400	439,978
			972,363

Clothing & Accessories	3.37%
Aeropostale Inc. **		13,200	531,036
Oxford Industries Inc.		7,600	375,744
			906,780

Homebuilders & Suppliers	1.23%
Meritage Homes Corp. **		10,300	330,836

Motor Vehicle Parts	1.65%
CSK Auto Corp. **		25,900	445,480

Recreation & Leisure	1.22%
WMS Industries Inc. **		8,350	327,654

Specialty Retail	1.71%
Zale Corp. **		17,425	459,672

Total Consumer Cyclicals			3,442,785
(Cost $2,872,021)

Consumer Staples	2.28%
Grocery & Convenience	2.28%
Casey's General Stores Inc.		24,500	612,745

Total Consumer Staples			612,745
(Cost $527,836)

Energy	6.92%
Exploration & Production	6.92%
ATP Oil and Gas Corp. **		7,140	268,464
Berry Petroleum Co.		18,575	569,510
Cabot Oil & Gas Corp.		10,300	693,396
Carrizo Oil & Gas Inc. **		9,475	331,246

Total Energy			1,862,616
(Cost $1,084,194)

Interest Rate Sensitive	19.80%
Life & Health Insurance	1.31%
The Phoenix Cos Inc.		25,400	352,552

Other Banks	2.77%
City Holding Co.		5,850	236,633
First Community Bancorp Inc.		9,000	508,860
			745,493

Property Casualty Insurance	5.20%
IPC Holdings Ltd. (Bermuda)		15,100	435,635
Max Re Capital Ltd. (Bermuda)		17,750	452,270
Triad Guaranty Inc. **		12,400	513,484
			1,401,389

Securities & Asset Management	3.94%
Cowen Group Inc. **		29,200	485,888
Piper Jaffray Cos. **		9,275	574,493
			1,060,381

Specialty Finance	5.46%
Advanta Corp.		9,750	427,440
First Cash Financial Services Inc. **		18,800	418,864
KKR Financial Corp.		22,700	622,661
			1,468,965

Thrifts	1.12%
FirstFed Financial Corp. **		5,300	301,199

Total Interest Rate Sensitive			5,329,979
(Cost $4,368,084)

Medical & Healthcare	12.41%
Medical Products & Supplies	3.20%
Orthofix Intl. N.V. (Netherlands)**		12,000	612,600
STERIS Corp.		9,350	248,336
			860,936

Medical Technology	4.14%
Kendle International Inc. **		22,750	808,080
SurModics Inc. **		8,500	306,000
			1,114,080

Pharmaceuticals	5.07%
K-V Pharmaceutical Co. - Class A **		28,675	709,133
Sciele Pharma Inc. **		27,775	657,712
			1,366,845

Total Medical & Healthcare			3,341,861
(Cost $2,957,016)

Real Estate Investment Trusts (REITs)	3.39%
Hotels	2.49%
Winston Hotels Inc.		44,575	669,962

Office Properties	0.90%
PS Business Parks Inc.		3,425	241,531

Total Real Estate Investment Trusts (REITs)			911,493
(Cost $685,020)

Technology	7.70%
Computer Software	3.33%
Epicor Software Corp. **		64,350	895,108

Semiconductor Capital Equipment	1.31%
ChipMOS Technologies Bermuda Ltd. (Taiwan)**		50,900	351,719

Semiconductors	2.00%
Fairchild Semiconductor International Inc. **		32,250	539,220

Technology Resellers & Distributors	1.06%
Richardson Electronics Ltd.		30,650	286,271

Total Technology			2,072,318
(Cost $1,808,069)

Transportation	3.98%
Trucking, Shipping & Air Freight	3.98%
American Commercial Lines Inc. **		18,100	569,245
Tsakos Energy Navigation Ltd. (Greece)		9,650	501,800

Total Transportation			1,071,045
(Cost $867,885)

Utilities	2.26%
Regulated Electric	1.07%
Westar Energy Inc.		10,500	288,960

Regulated Gas	1.19%
South Jersey Industries Inc.		8,400	319,620

Total Utilities			608,580
(Cost $506,272)

Total Common Stocks			26,926,979
(Cost $20,889,982)

Money Market Mutual Funds	4.48%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		1,206,022	1,206,022

Total Money Market Mutual Funds			1,206,022
(Cost $1,206,022)

Total Investments		104.52%	$ 28,133,001
(Cost $22,096,004)

Liabilities in Excess of Other Assets		(4.52)%	(1,217,036)
NET ASSETS		100.00%	$ 26,915,965
See Legend and Notes to Statement of Investments

Westcore Small Cap Opportunity
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	24,572,955	91.29%
Bermuda	887,905	3.30%
Netherlands	612,600	2.28%
Greece	501,800	1.86%
Taiwan	351,719	1.31%
Cash and Cash Equivalents	1,206,022	4.48%
Liabilities in Excess of other Assets	-1,217,036	-4.52%
Net Assets	$26,915,965	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Small-Cap Value Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	98.23%
Basic Materials	4.11%
Forestry & Paper	1.74%
Albany International Corp.		52,820	$ 1,898,351

Other Materials (Rubber & Plastic)	2.37%
A. Schulman Inc.		59,900	1,411,244
Spartech Corp.		39,900	1,170,666
			2,581,910

Total Basic Materials			4,480,261
(Cost $4,074,839)

Capital Goods	5.81%
Electrical Equipment	1.26%
LSI Industries Inc.		81,950	1,371,843

Industrial Products	4.55%
Lincoln Electric Holdings Inc.		39,870	2,374,657
Sauer-Danfoss Inc.		85,660	2,578,366
			4,953,023

Total Capital Goods			6,324,866
(Cost $5,753,418)

Commercial Services	4.47%
Business Products & Services	4.47%
CDI Corp.		59,735	1,727,536
Ennis Business Forms Inc.		117,610	3,147,244

Total Commercial Services			4,874,780
(Cost $4,024,498)

Communications	7.86%
Telecomm Equipment & Solutions	7.86%
Adtran Inc.		70,700	1,721,545
Belden CDT Inc.		94,250	5,050,857
Inter-Tel Inc.		75,670	1,788,839

Total Communications			8,561,241
(Cost $6,120,459)

Consumer Cyclicals	15.50%
Apparel & Footwear Manufacturers	1.38%
Cherokee Inc.		34,825	1,499,565

Clothing & Accessories	2.81%
Men's Wearhouse Inc.		27,400	1,289,170
Stage Stores Inc.		76,200	1,776,222
			3,065,392

Consumer Durables	1.61%
Knoll Inc.		73,700	1,756,271

Hard Goods Retail	1.30%
Aaron Rents Inc.		53,710	1,420,092

Motor Vehicles	1.51%
Asbury Automotive Group Inc.		58,200	1,644,150

Recreation & Leisure	1.48%
Callaway Golf Co.		102,565	1,616,425

Restaurants	3.23%
Bob Evans Farms Inc.		58,755	2,170,997
Ruby Tuesday Inc.		46,900	1,341,340

			3,512,337

Specialty Retail	2.18%
Movado Group Inc.		80,645	2,374,995

Total Consumer Cyclicals			16,889,227
(Cost $15,075,134)

Consumer Staples	3.05%
Food & Agriculture Products	1.20%
Lancaster Colony Corp.		29,440	1,300,953

Grocery & Convenience	1.85%
Casey's General Stores Inc.		80,665	2,017,432

Total Consumer Staples			3,318,385
(Cost $3,129,411)

Energy	6.32%
Exploration & Production	5.33%
Berry Petroleum Co.		84,660	2,595,676
Cabot Oil & Gas Corp.		47,650	3,207,798
			5,803,474

Oil Services	0.99%
Gulf Island Fabrication Inc.		40,375	1,079,627

Total Energy			6,883,101
(Cost $5,065,358)

Interest Rate Sensitive	24.85%
Life & Health Insurance	1.87%
American Equity Investment Life Holding Co.		155,400	2,040,402

Other Banks	8.12%
First Community Bancorp Inc.		39,855	2,253,402
Flagstar Bancorp Inc.		119,600	1,429,220
Hanmi Financial Corp.		94,630	1,803,648
PFF Bancorp Inc.		53,725	1,629,479
Westamerica Bancorp		35,870	1,727,858
			8,843,607

Property Casualty Insurance	5.75%
Assured Guaranty Ltd. (Bermuda)		53,795	1,469,679
Max Re Capital Ltd. (Bermuda)		91,595	2,333,841
Platinum Underwriters Holdings Ltd. (Bermuda)		76,775	2,462,942
			6,266,462

Securities & Asset Management	1.92%
SWS Group Inc.		84,475	2,095,825

Specialty Finance	5.48%
Advanta Corp. - Class B		50,785	2,226,414
Cash America International Inc.		37,840	1,551,440
MCG Capital Corp.		116,530	2,186,103
			5,963,957

Thrifts & Mortgage REITs	1.71%
MFA Mortgage Investments Inc.		242,150	1,864,555

Total Interest Rate Sensitive			27,074,808
(Cost $25,954,229)

Medical & Healthcare	5.85%
Healthcare Services	1.78%
Owens & Minor Inc.		52,810	1,939,711

Medical Products & Supplies	2.50%
Cooper Companies Inc.		22,900	1,113,398
STERIS Corp.		60,600	1,609,536
			2,722,934

Pharmaceuticals	1.57%
Meridian Bioscience Inc.		61,750	1,714,180

Total Medical & Healthcare			6,376,825
(Cost $5,700,848)

Real Estate Investment Trusts (REITs)	4.48%
Hotels	1.34%
Equity Inns Inc.		88,675	1,452,496

Multi-Family	1.66%
Associated Estates Realty Corp.		128,565	1,811,481

Office-Industrial	1.48%
Parkway Properties Inc.		30,895	1,614,264

Total Real Estate Investment Trusts (REITs)			4,878,241
(Cost $4,400,940)

Technology	6.42%
Computer Software	2.68%
Blackbaud Inc.		119,595	2,920,510

Electronic Equipment	1.38%
Bel Fuse Inc.		38,890	1,505,432

Semiconductors	1.46%
Cohu Inc.		84,600	1,590,480

Technology Resellers & Distributors	0.90%
Richardson Electronics Ltd.		104,590	976,870

Total Technology			6,993,292
(Cost $6,387,882)

Transportation	5.92%
Trucking, Shipping & Air Freight	5.92%
Diana Shipping Inc. (Greece)		70,000	1,232,700
Genco Shipping & Trading Ltd.		34,860	1,107,851
OMI Corp.		68,775	1,847,297
Ship Finance International Ltd. (Bermuda)		42,840	1,175,101
Tsakos Energy Navigation Ltd. (Greece)		20,805	1,081,860

Total Transportation			6,444,809
(Cost $5,220,503)

Utilities	3.59%
Regulated Gas	3.59%
Cascade Natural Gas Corp.		38,870	1,024,225
Northwest Natural Gas Co.		25,910	1,183,310
South Jersey Industries Inc.		44,825	1,705,591

Total Utilities			3,913,126
(Cost $3,329,673)

Total Common Stocks			107,012,962
(Cost $94,237,192)

Money Market Mutual Funds	5.62%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		5,394,580	5,394,580
Morgan Stanley Institutional Liquidity Funds Prime Portfolio		728,930	728,930

Total Money Market Mutual Funds			6,123,510
(Cost $6,123,510)

Total Investments		103.85%	$ 113,136,472
(Cost $100,360,702)

Liabilities in Excess of Other Assets		(3.85)%	(4,193,578)
NET ASSETS		100.00%	$ 108,942,894
See Legend and Notes to Statement of Investments

Small-Cap Value Fund
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	97,256,539	89.27%
Bermuda	7,441,863	6.83%
Greece	2,314,560	2.13%
Cash and Cash Equivalents	6,123,510	5.62%
Liabilities in Excess of other Assets	-4,193,578	-3.85%
Net Assets	$108,942,894	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

Westcore Flexible Income Fund
Statement of Investments, March 31, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	10.65%
Financial	5.93%
Financial Services	1.60%
Allied Capital Corp.		87,200	$2,512,232
Apollo Investment Co.		26,369	564,297
Crystal River Capital (1)(6)(7)		37,000	993,080
Tortoise Capital Partners (1)(6)(7)(8)		36,500	591,530
			4,661,139

Real Estate Investment Trusts (REITs)	4.33%
Diversified	1.84%
iStar Financial Inc.		55,600	2,603,748
KKR Financial Corp.		100,000	2,743,000
			5,346,748

Healthcare	0.46%
Healthcare Realty Trust Inc.		35,600	1,327,880

Hotels	0.06%
Host Marriott Corp.		7,100	186,801

Mortgage	0.45%
Anthracite Capital Inc.		110,000	1,320,000

Office Property	0.93%
American Financial Realty Trust		56,500	569,520
Hospitality Properties Trust		27,000	1,263,600
HRPT Properties Trust		70,000	861,000
			2,694,120

Timber	0.59%
Plum Creek Timber Co. Inc.		22,000	867,240
Rayonier Inc.		20,100	864,300
			1,731,540

Total Financial			17,268,228
(Cost $15,961,635)

Industrial	1.67%
Cable & Media	0.09%
Charter Communications Inc. **		90,000	251,100

Other Industrial	1.58%
B&G Foods Inc.		22,000	512,380
Centerplate Inc.		26,000	422,760
Fording Canadian Coal Trust (Canada)		50,400	1,113,840
TravelCenters of America LLC **		2,700	103,734
Winn-Dixie Stores Inc. **		139,519	2,462,510
			4,615,224

Total Industrial			4,866,324
(Cost $3,729,095)

Utilities & Energy	3.05%
Energy-Non Utility	3.05%
Enbridge Energy Partners LP		48,000	2,682,720
Enterprise Products Partners LP		44,500	1,415,100
Kinder Morgan Energy Partners LP		40,300	2,123,004
Kinder Morgan Inc.		1	106
Northern Border Partners LP		39,500	2,666,250

Total Utilities & Energy			8,887,180
(Cost $7,026,487)

Total Common Stocks			31,021,732
(Cost $26,717,217)

Warrants	0.00%
Financial	0.00%
Financial Services	0.00%
Tortoise Capital Partners Warrants ** (1)(6)(7)(8)		9,125	13,117

Total Financial			13,117
(Cost $0)

Total Warrants			13,117
(Cost $0)
		Bond Rating Moody's/S&P	Principal Amount	Market Value
Convertible Preferred Stocks	3.09%
Financial	0.49%
Real Estate Investment Trusts (Reits)	0.49%
Diversified	0.27%
Crescent Real Estate,
Series A, 6.750%		B3/B-	35,000	779,100

Hotels	0.22%
FelCor Lodging,
Series A, 1.950%		B2/B-	25,000	644,750

Total Financial				1,423,850
(Cost $1,373,898)

Industrial	1.83%
Airlines	0.10%
Continental Airlines Finance Trust II,
6.00%, 11/15/2030		Caa1/CCC	7,500	309,375

Autos	1.73%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032		Caa2/CCC	73,000	2,610,480
General Motors Corp., Series C,
6.25%, 07/15/2033		Caa1/B-	107,000	2,428,900
				5,039,380

Total Industrial				5,348,755
(Cost $5,619,660)

Utilities & Energy	0.77%
Energy-Non Utility	0.77%
AES Trust III,
6.75%, 10/15/2029		B3/B	26,100	1,311,264
Chesapeake Energy Corp.,
4.50%		Ba2/BB	9,250	923,427

Total Utilities & Energy				2,234,691
(Cost $2,060,455)

Total Convertible Preferred Stocks				9,007,296
(Cost $9,054,013)

Nonconvertible Preferred Stocks	14.07%
Financial	13.75%
Financial Services	0.90%
First Republic Capital Trust II,
Series B, 8.750% (1)(7)		NR/BB+	20,000	503,126
Invesco Navigator Fund,
8.000% (1)(6)(7)		NR/NR	2,000	2,125,520
				2,628,646

Insurance	0.09%
Delphi Financial Group Inc.,
8.00%, 05/15/2033		Baa3/BBB	10,000	259,500

Real Estate Investment Trusts (Reits)	12.76%
Apartments	1.06%
Apartment Investment & Management Co.,
Series T, 8.000%		Ba3/B+	60,000	1,577,400
Series V, 8.000%		Ba3/B+	10,000	253,800
BRE Properties Inc.,
6.75%		Baa3/BBB-	50,000	1,257,500
				3,088,700

Diversified	2.17%
Colonial Properties Trust,
Series D, 8.125%		Ba1/BB+	25,000	644,000
Cousins Properties Inc.:
7.50%		NR/NR	25,000	643,250
7.75%		NR/NR	25,000	641,000
Digital Realty Trust Inc.,
8.50%		NR/NR	26,000	671,320
Entertainment Properties Trust,
7.75%		NR/NR	25,000	640,250
iStar Financial Inc.,
Series E, 7.875%		Ba1/BB+	75,500	1,935,820
Realty Income Corp.,
Series D, 7.375%		Baa3/BBB-	35,000	898,800
Vornado Realty Trust,
Series E, 7.000%		Baa3/BBB-	9,400	238,760
				6,313,200

Healthcare	1.28%
Health Care Property Investors Inc.,
Series F, 7.100%		Ba1/BBB-	30,000	769,500
Health Care REIT Inc.,
Series F, 7.625%		Baa3/BB+	55,000	1,416,250
LTC Properties Inc.,
Series F, 8.000%		NR/NR	20,625	525,938
Nationwide Health Properties Inc.,
7.68%		Ba1/BB+	950	96,667
Omega Healthcare Investors Inc.,
Series D, 8.375%		B2/B+	35,000	903,000
				3,711,355

Hotels	1.26%
Hospitality Properties,
Series B, 8.875%		Baa3/BB+	25,000	645,250
Host Marriot Corp.,
Series E, 8.875%		Ba2/B	60,000	1,620,000
Strategic Hotels & Resorts Inc.,
Series C, 8.250%		NR/NR	55,000	1,406,900
				3,672,150

Manufactured Homes	0.13%
Affordable Residential,
Series A, 8.250%		NR/NR	15,000	381,000

Mortgage	0.61%
Anthracite Capital Inc.,
Series C, 9.375%		NR/NR	41,200	1,058,840
Thornburg Mortgage Inc.,
Series C, 8.000%		B1/B	28,900	722,500
				1,781,340

Office Property	1.20%
Brandywine Realty:
Series C, 7.500%		NR/BBB-	16,300	411,738
Series D, 7.375%		NR/BBB-	40,000	1,022,200
Highwoods Properties Inc.,
Series A, 8.625%		Ba2/BB+	50	53,438
Maguire Properties Inc.,
Series A, 7.625%		NR/BB	50,500	1,247,350
SL Green Realty Corp.,
Series C, 7.625%		NR/NR	30,000	761,400
				3,496,126

Regional Malls	1.84%
CBL & Associates Properties,
Series D, 7.375%		NR/NR	40,000	1,028,000
Glimcher Realty Trust,
Series G, 8.125%		B1/B	55,000	1,391,500
The Mills Corp.:
Series C, 9.000%		NR/NR	14,800	388,500
Series E, 8.750%		NR/NR	22,500	589,725
Taubman Centers Inc.:
Series G, 8.000%		B1/NR	27,200	702,576
Series H, 7.625%		B1/NR	49,100	1,262,115
				5,362,416

Shopping Centers	1.65%
Regency Centers Corp.,
Series D, 7.250%		Baa3/BBB-	30,000	758,700
Tanger Factory Outlet,
Series C, 7.500%		Ba1/BB+	50,000	1,292,750
Weingarten Realty Investors,
6.50%		Baa2/BBB+	110,000	2,748,900
				4,800,350

Storage	0.85%
Public Storage Inc.,
Series R, 7.250%		Baa1/BBB+	96,000	2,484,480

Warehouse-Industrial	0.71%
CenterPoint Properties Trust,
5.377% (6)		NR/NR	1,500	1,260,000
First Industrial Realty Trust Inc.:
6.24%		Baa3/BBB-	250	254,844
7.25%		Baa3/BBB-	22,100	560,014
				2,074,858

Total Financial				40,054,121
(Cost $39,873,175)

Industrial	0.28%
Airlines	0.08%
AMR Corp.,
7.875%, 07/13/2039		Caa1/B	10,000	246,600

Leisure	0.20%
Hilton Hotels Corp.,
8.00%, 08/15/2031		Ba1/BB+	22,000	571,340

Total Industrial				817,940
(Cost $745,277)

Utilities & Energy	0.04%
Utilities	0.04%
Cleveland Electric Financing Trust I,
9.00%, 12/15/2031		Ba1/BB+	4,000	104,760

Total Utilities & Energy				104,760
(Cost $104,234)

Total Nonconvertible Preferred Stocks				40,976,821
(Cost $40,722,686)

Convertible Bonds	0.05%
Industrial	0.05%
Cable & Media	0.05%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)		Caa3/CCC-	100,000	136,125

Total Industrial				136,125
(Cost $100,000)

Total Convertible Bonds				136,125
(Cost $100,000)

Corporate Bonds	49.14%
Financial	6.62%
Financial Services	2.99%
Allied Capital Corp.,
6.340%, 10/13/2012 (1)(7)		NR/BBB+	1,000,000	995,620
Emigrant Capital Trust II,
7.3675%, 04/14/2034 (1)(2)		NR/NR	500,000	499,409
Finova Capital Corp.,
7.500%, 11/15/2009		NR/NR	7,500	2,100
Leucadia National Corp.:
7.000%, 08/15/2013		Ba2/BB	3,800,000	3,838,000
7.750%, 08/15/2013		Ba2/BB	1,140,000	1,191,300
7.125%, 03/15/2017 (1)		Ba2/BB	500,000	499,375
8.650%, 01/15/2027		B1/B	1,611,000	1,683,495
				8,709,299

Insurance	0.70%
Provident Financing Trust,
7.405%, 03/15/2038		Ba2/B+	250,000	251,777
Zurich Reinsurance,
7.125%, 10/15/2023		Baa3/BBB	1,700,000	1,793,500
				2,045,277

Real Estate Investment Trusts (Reits)	2.93%
Healthcare	0.82%
Omega Healthcare Investors Inc.,
7.000%, 01/15/2016		Ba3/BB	2,350,000	2,385,250

Hotels	0.81%
Host Marriott Corp.,
Series Q, 6.750%, 06/01/2016		Ba1/BB	2,325,000	2,354,062

Regional Malls	0.88%
Rouse Co. Inc.,
6.750%, 05/01/2013 (1)(7)		Ba1/BB+	2,500,000	2,560,330

Restaurants	0.38%
Trustreet Properties Inc.,
7.500%, 04/01/2015		Aa1/A+	1,000,000	1,089,999

Shopping Centers	0.04%
Price Development Co. LP,
7.290%, 03/11/2008 (6)		Ba1/BB+	125,000	126,451

Total Financial				19,270,668
(Cost $18,149,808)

Industrial	38.00%
Airlines	0.35%
Atlas Air Inc.:
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 01/02/2019 (4)		NR/NR	78,304	80,506
Continental Airlines Inc.:
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011 (4)		B1/B+	28,456	28,687
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 04/01/2013 (4)		Ba3/B-	64,545	64,908
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba1/BBB-	163,714	163,714
Delta Air Lines Inc.,
10.000%, 08/15/2008 **(5)		NR/NR	1,214,000	667,700
				1,005,515

Autos	11.75%
American Axle & Manufacturing,
5.250%, 02/11/2014		Ba3/BB	1,000,000	895,000
Dana Corp.,
5.850%, 01/15/2015 **(5)		NR/NR	1,300,000	975,000
Delphi Corp.:
6.500%, 05/01/2009 **(5)		NR/NR	1,375,000	1,546,875
8.250%, 10/15/2033 **(5)		NR/NR	1,015,000	1,223,075
Ford Capital BV,
9.500%, 06/01/2010		Caa1/CCC+	3,000,000	3,015,000
Ford Motor Co.:
9.215%, 09/15/2021		Caa1/CCC+	800,000	738,000
7.450%, 07/16/2031		Caa1/CCC+	3,000,000	2,336,250
Ford Motor Credit Co.:
7.875%, 06/15/2010		B1/B	500,000	502,209
8.000%, 12/15/2016		B1/B	1,650,000	1,590,318

General Motors Acceptance Corp.:
6.750%, 12/01/2014		Ba1/BB+	8,000,000	7,876,312
7.560%, 12/01/2014 (2)		Ba1/BB+	4,389,000	4,446,645
8.000%, 11/01/2031		Ba1/BB+	4,000,000	4,300,524
General Motors Corp.,
8.250%, 07/15/2023		Caa1B-	1,000,000	905,000
Sonic Automotive Inc.,
Series B, 8.625%, 08/15/2013		B1/B	1,750,000	1,828,750
Visteon Corp.,
8.250%, 08/01/2010		Caa2/CCC+	2,000,000	2,050,000
				34,228,958

Cable & Media	1.72%
CCH I Holdings LLC:
11.125%, 01/15/2014		Caa3/CCC-	296,000	278,240
12.125%, 01/15/2015		Caa3/CCC-	2,225,000	2,174,938
11.000%, 10/01/2015		Caa2CCC-	242,000	252,285
CCH II Holdings LLC,
10.250%, 09/15/2010		Caa2/CCC-	292,000	309,520
Charter Communications Inc.,
8.250%, 04/01/2007		NR/NR	100,000	100,000
DirecTV Holdings,
6.375%, 06/15/2015		Ba3/BB-	2,000,000	1,910,000
				5,024,983

Chemicals	0.72%
Borden Inc.,
7.875%, 02/15/2023		Caa1/CCC+	575,000	493,063
Ferro Corp.,
9.125%, 01/01/2009		NR/B+	1,050,000	1,084,125
Solutia Inc.,
11.250%, 07/15/2009 (5)		NR/NR	250,000	255,000
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 04/01/2023		Ba2/BBB-	250,000	275,376
				2,107,564

Healthcare	2.31%
DaVita Inc.,
7.250%, 03/15/2015		B2/B	2,250,000	2,286,562
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)		NR/NR	1,200,000	1,260,000
Tenet Healthcare Corp.,
9.875%, 07/01/2014		Caa1/CCC+	3,100,000	3,169,750
				6,716,312

Leisure	12.98%
Caesars Entertainment Inc.,
7.000%, 04/15/2013		Baa3/BB	4,150,000	4,414,857
Hilton Hotels Corp.,
7.500%, 12/15/2017		Ba1/BB+	3,500,000	3,635,625
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B2/B	3,400,000	3,264,000
MGM Mirage Resorts Inc.:
8.375%, 02/01/2011		B1/B+	1,950,000	2,062,125
7.250%, 08/01/2017		Ba2/BB	6,000,000	6,060,000
Mohegan Tribal Gaming Authority,
6.875%, 02/15/2015		Ba2/B	2,550,000	2,556,375
Pinnacle Entertainment Inc.,
8.250%, 03/15/2012		Caa1/B-	875,000	905,625
Premier Entertainment Biloxi,
10.750%, 02/01/2012		NR/NR	250,000	260,000
Royal Caribbean Cruises Ltd.:
8.000%, 05/15/2010		Ba1/BBB-	1,500,000	1,602,815
6.875%, 12/01/2013		Ba1/BBB-	2,500,000	2,570,480
Seneca Gaming Corp.,
7.250%, 05/01/2012		Ba2/BB	100,000	101,125
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 05/01/2012		Baa3/BBB-	2,095,000	2,253,749
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B	2,450,000	2,257,062
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B1/BB-	5,900,000	5,870,500
				37,814,338

Other Industrial	5.55%
Advanced Micro Devices Inc.,
7.750%, 11/01/2012		Ba3/B+	2,233,000	2,263,704
Allegheny Ludlum Corp.,
6.950%, 12/15/2025		Ba2/BB-	1,580,000	1,635,300
Amerigas Partners LP,
7.250%, 05/20/2015		B1/NR	1,510,000	1,532,650
Aramark Corp.,
8.500%, 02/01/2015 (1)		B3/B-	4,225,000	4,415,125
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 02/01/2014		Baa3/BB+	1,000,000	1,031,250
8.375%, 04/01/2017		Ba3/B+	1,725,000	1,869,469
The Goodyear Tire & Rubber Co.:
7.857%, 08/15/2011		B3/B-	1,060,000	1,114,325
8.625%, 12/01/2011 (1)		B2/B-	250,000	270,000
Levi Strauss & Co.,
9.750%, 01/15/2015		B2/B	1,500,000	1,653,750
Novelis Inc.,
7.250%, 02/15/2015 (1)		B2/B	225,000	239,062
Winn-Dixie Stores Inc.,
0.000%, 04/01/2008 **(5)(6)		NR/NR	2,150,000	139,750
				16,164,385

Telecom & Related	2.62%
American Tower Corp.,
7.500%, 05/01/2012		Ba2/BB-	500,000	521,250
Qwest Capital Funding Inc.,
7.900%, 08/15/2010		B1/B+	2,500,000	2,618,750
Qwest Communications International Inc.,
8.860%, 02/15/2009 (2)		Ba3/B+	1,000,000	1,015,000
Qwest Corp.:
7.500%, 06/15/2023		Ba1/BB+	375,000	382,969
6.875%, 09/15/2033		Ba1/BB+	1,726,000	1,674,220
Rogers Cantel,
9.750%, 06/01/2016		Baa3/BB+	700,000	885,500
Rogers Wireless Inc.,
7.500%, 03/15/2015		Baa3/BB+	500,000	544,375
				7,642,064

Total Industrial				110,704,119
(Cost $108,099,968)

Utilities & Energy	4.52%
Energy-Non Utility	4.22%
Calpine Corp.,
8.750%, 07/15/2013 **(1)(5)		NR/D	200,000	214,000
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/BB	2,000,000	2,192,168
Kerr-McGee Corp.,
6.950%, 07/01/2024		Baa3/BBB-	1,050,000	1,109,072
KN Capital Trust III,
7.630%, 04/15/2028		Baa3/B-	1,970,000	1,906,789
Tennessee Gas Pipeline Co.:
7.500%, 04/01/2017		Baa3/BB	400,000	448,195
7.000%, 03/15/2027		Baa3/BB	1,850,000	1,985,179
Transcontinental Gas Pipe Line Corp.,
6.400%, 04/15/2016		Ba1/BB+	2,100,000	2,176,125
Utilicorp United,
8.000%, 03/01/2023		B2/B	1,300,000	1,334,125
Whiting Petroleum Corp.,
7.000%, 02/01/2014		B1/B	950,000	931,000
				12,296,653

Utilities	0.30%
Indianapolis Power & Light Co.,
6.300%, 07/01/2013 (1)		Baa1/BBB-	100,000	104,409
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	100,000	107,260
WPD Holdings,
7.250%, 12/15/2017 (1)		Baa3/BBB-	600,000	649,876
				861,545

Total Utilities & Energy				13,158,198
(Cost $12,460,369)

Total Corporate Bonds				143,132,985
(Cost $138,710,145)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	5.34%
Asset-Backed Securities	0.22%
ACE Securities Corp.,
Series 2004-IN1, Class B, 8.820%, 02/25/2014 (1)(2)(4)(7)		Ba2/BBB-	300,000	286,117
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.850%, 04/07/2018		Baa2/BBB	375,000	370,203

				656,320
Collateralized Debt Obligations	4.76%
Anthracite CDO Ltd.,
Series 2004-1A, Class G, 8.270%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	506,525
Archstone,
Series 2005-C1, 7.400%, 03/20/2010 (1)(2)(7)		NR/NR	1,000,000	1,038,750
Crest Ltd. Series 2003-1A:
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(7)		NR/BB-	200,000	122,120
Crest Ltd. Series 2003-2A:
Class E1, 10.2125%, 12/28/2013 (1)(2)(4)(6)(7)		Ba1/BB	250,000	261,450
Class PS, 6.000%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	413,450	235,294
Crest Ltd. Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba2/BB	300,000	286,140
Class PS, 7.6671%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	1,064,633	610,301
Exeter Street Solar, Class E1, 9.1138%, 10/28/2014 (1)(2)(4)(6)(7)		NR/BB+	435,085	451,140
Fairfield Street Solar, Class F, 10.225%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,087,500	1,090,436
Denali Capital CLO III Ltd.,
Series 3A, Class B2L, 13.360%, 07/21/2008 (1)(2)(4)(7)		Ba2/BB	250,000	251,797
Denali Capital CLO VI Ltd.,
Series 6A, Class B2L, 9.610%, 04/21/2010 (1)(2)(4)(7)		Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.000%, 12/04/2012 (1)(3)(4)(7)		NR/NR	100,000	89,145
MM Community Funding II Ltd.,
Series 2I, 21.280%, 12/15/2011 (1)(3)(4)(6)(7)		NR/NR	500,000	205,000
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB	500,000	501,250
Preferred CPO Ltd,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,100,000	1,188,000
Preferred Term Securities VI Ltd.,
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)		NR/NR	100,000	51,395
Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)		NR/NR	150,000	111,562
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)		NR/NR	150,000	118,463
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)		NR/NR	750,000	639,469
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)		NR/NR	900,000	752,130
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)		NR/NR	500,000	413,875
Regional Diversified Funding:
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	375,000
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	690,000
River North CDO Ltd.,
Series 2005-1A, 12.500%, 02/06/2014 (1)(3)(4)(6)(7)		Ba3/NR	600,000	518,040
Soloso Bank Pref 2005,
12.500%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	709,453
TIAA Real Estate CDO Ltd.,
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	246,375
Tricadia:
Series 2003-1A, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	228,750
Series 2004-2A, Class C, 8.870%, 12/15/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	488,462	488,462
Tropic:
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7)		NR/NR	700,000	460,906
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	418,125

				13,859,353

Commercial Mortgage-Backed Securities	0.36%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)		Ba2/NR	1,000,000	940,866
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	91,642	106,049

				1,046,915

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities				15,562,588
(Cost $16,669,465)

Money Market Mutual Funds	6.85%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			14,876,822	14,876,822
Morgan Stanley Institutional Liquidity Funds Prime Portfolio			5,077,462	5,077,462

Total Money Market Mutual Funds				19,954,284
(Cost $19,954,284)

Short Term Securities	9.58%
Commercial Paper	9.58%
Cox Enterprises,
5.500%, 04/25/2007		NR/NR	28,000,000	27,893,056

Total Short Term Securities				27,893,056
(Cost $27,893,056)

Total Investments			98.77%	$ 287,698,004
(Cost $279,820,866)

Other Assets in Excess of Liabilities			1.23%	3,560,426
NET ASSETS			100.00%	$ 291,258,430
See Legend and Notes to Statement of Investments

Westcore Flexible Income Fund
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	238,736,824	81.97%
Canada	1,113,840	0.38%
Cash and Cash Equivalents	47,847,340	16.42%
Other Assets in Excess of Liabilities	3,560,426	1.23%
Net Assets	$291,258,430	100.00%

Westcore Plus Bond Fund
Statement of Investments, March 31, 2007 (Unaudited)
		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Convertible Preferred Stocks	0.18%
Industrial	0.18%
Autos	0.18%
Ford Motor Co. Capital Trust II,
6.500%, 01/15/2032		Caa2/CCC-	22,000	$786,720
General Motors Corp., Series C,
Series C, 6.250%, 07/15/2033		Caa1/B-	35,000	794,500

Total Industrial				1,581,220
(Cost $1,780,966)

Total Convertible Preferred Stocks				1,581,220
(Cost $1,780,966)

Nonconvertible Preferred Stocks	2.93%
Financial	2.83%
Financial Services	0.29%
First Tennessee Bank,
3.900% (1)(2)		A3/BBB+	1,500	1,537,031
Goldman Sachs,
6.200%, 10/31/2010		A2/A	40,000	1,042,000
				2,579,031

Real Estate Investment Trusts (REITS)	2.54%
Apartments	0.20%
Apartment Investment & Management Co.:
Series T, 8.000%		Ba3/B+	9,000	228,420
Series V, 8.000%		Ba3/B+	34,000	893,860
BRE Properties Inc.,
Series C, 6.750%		Baa3/BBB-	10,000	251,500
Cousins Properties Inc.,
7.50%		NR/NR	15,000	385,950
				1,759,730

Diversified	0.24%
Colonial Properties Trust,
Series D, 8.125%		Ba1/BB+	13,000	334,880
iStar Financial Inc.,
Series E, 7.875%		Ba1/BB+	70,500	1,807,620
				2,142,500

Healthcare	0.15%
Health Care REIT Inc.,
Series F, 7.625%		Baa3/BB+	40,000	1,030,000
Omega Healthcare Investors,
Series D, 8.375%		B2/B+	12,500	322,500
				1,352,500

Manufactured Homes	0.06%
Affordable Residential,
Series A, 8.250%		NR/NR	19,500	495,300

Mortgage	0.26%
Anthracite Capital Inc.,
8.250%		NR/NR	100,000	2,370,000

Shopping Centers	0.86%
New Plan Excel Realty Trust,
Series E, 7.625%		Baa3/BBB-	13,000	325,260
Realty Income Corp.,
Series D, 7.375%		Baa3/BBB-	20,000	513,600
Tanger Factory Outlet,
Series C, 7.500%		Ba1/BB+	36,000	930,780
Taubman Centers Inc.:
Series G, 8.000%		B1/NR	20,000	516,600
Series H, 7.625%		B1/NR	36,100	927,951
Weingarten Realty Investors,
6.50%		Baa2/BBB+	180,000	4,498,200
				7,712,391

Storage	0.33%
Public Storage Inc.,
Series R, 7.250%		Baa1/BBB+	114,000	2,950,320

Warehouse-Industrial	0.44%
CenterPoint Properties Trust,
5.377% (6)		NR/NR	3,900	3,276,000
First Industrial Realty Trust Inc.,
6.236%		Baa3/BBB-	675	688,078
				3,964,078

Total Financial				25,325,850
(Cost $25,652,427)

Utilities & Energy	0.10%
Utilities	0.10%
Southern California Edison,
5.349%, 04/30/2010		Baa2/BBB-	9,400	935,300

Total Utilities & Energy				935,300
(Cost $940,000)

Total Nonconvertible Preferred Stocks				26,261,150
(Cost $26,592,427)

Corporate Bonds	42.29%
Financial	16.44%
Financial Services	6.69%
Allied Capital,
6.340%, 10/13/2012 (1)(7)		NR/BBB+	4,000,000	3,982,480
BB&T Corp.,
4.900%, 06/30/2017		A1/A	3,500,000	3,335,616
BHP Billiton Finance,
5.000%, 12/15/2010		A1/A+	4,835,000	4,818,411
Charles Schwab Corp.,
8.050%, 03/01/2010		A2/A-	210,000	228,952
Comerica Inc.,
4.800%, 05/01/2015		A3/A-	1,500,000	1,424,188
Emigrant Capital Trust II,
7.3675%, 04/14/2034 (1)(2)		NR/NR	850,000	848,994
FIA Card Services NA,
6.625%, 06/15/2012		Aa1/AA	2,700,000	2,878,600
Fifth Third Bancorp,
4.500%, 06/01/2018		A1/A	75,000	68,072
First Empire Capital Trust,
8.277%, 06/01/2027		Baa1/BBB	25,000	26,109
FMR Corp.,
7.490%, 06/15/2019 (1)		Aa3/AA	5,000,000	5,898,705
General Electric Capital Corp.,
Series A, 5.875%, 01/15/2010		Aaa/AAA	2,250,000	2,325,429
HSBC Holdings PLC,
6.500%, 05/02/2036		Aa3/A+	200,000	212,092
Leucadia National Corp.:
7.000%, 08/15/2013		Ba2/BB	1,500,000	1,515,000
7.125%, 03/15/2017 (1)		Ba2/BB	8,500,000	8,489,375
8.650%, 01/15/2027		B1/B	635,000	663,575
M&I Capital Trust,
7.650%, 12/01/2026		A2/BBB+	900,000	930,420
Manufacturers & Traders Trust Co.,
3.850%, 04/01/2013 (1)		A3/A-	526,000	519,697
Marshall & Ilsley Bank,
2.900%, 08/18/2009		Aa3/A+	590,909	571,017
Merrill Lynch & Company Inc.,
Series CPI, 3.810%, 10/01/2009 (2)		Aa3/AA-	1,500,000	1,298,730
Residential Capital,
6.375%, 06/30/2010		Baa3/BBB	3,000,000	3,001,359
Royal Bank of Canada,
Series YCD, 4.700%, 07/19/2010		Aaa/AA-	1,250,000	1,226,600
Union Bank of California,
5.950%, 05/11/2016		A2/A	3,000,000	3,091,965
USAA Capital Corp.,
4.640%, 12/15/2009 (1)		Aa1/AAA	1,500,000	1,497,303
Wachovia Capital Trust III,
5.800%, 08/29/2049		A2/A-	3,300,000	3,342,273
Washington Mutual, Inc.,
8.250%, 04/01/2010		A3/BBB+	3,200,000	3,459,370
Wells Fargo & Co.,
4.625%, 08/09/2010		Aa1/AA+	4,300,000	4,255,254
				59,909,586

Foreign Financials	0.27%
Swedish Export Credit, (Sweden)
4.125%, 10/15/2008		Aa1/AA+	2,500,000	2,476,833

Insurance	0.83%
Berkshire Hathaway,
4.850%, 01/15/2015		Aaa/AAA	1,000,000	972,355
Commerce Group Inc.,
5.950%, 12/09/2013		Baa2/BBB	225,000	227,485
Fund American Companies Inc.,
5.875%, 05/15/2013		Baa2/BBB	4,375,000	4,381,825
Prudential Financial,
4.350%, 05/12/2015		A3/A	1,709,518	1,640,275
Zurich Reinsurance,
7.125%, 10/15/2023		Baa3/BBB	200,000	211,000
				7,432,940

Real Estate Investment Trusts (REITS)	8.65%
Apartments	0.74%
BRE Properties Inc.,
7.450%, 01/15/2011		Baa2/BBB	1,200,000	1,290,331
Colonial Realty LP,
4.750%, 02/01/2010		Baa3/BBB-	3,210,000	3,166,565
United Dominion Realty Trust:
3.900%, 03/15/2010		Baa2/BBB	625,000	605,032
5.250%, 01/15/2015		Baa2/BBB	1,575,000	1,541,612
				6,603,540

Diversified	1.51%
iStar Financial Inc.,
6.500%, 12/15/2013		Baa2/BBB	4,116,000	4,260,249
National Retail Properties, Inc.,
6.250%, 06/15/2014		Baa3/BBB-	975,000	1,003,157
Prime Property,
5.600%, 06/15/2011 (1)		A3/A	2,410,000	2,430,394
Vornado Realty LP,
4.750%, 12/01/2010		Baa2/BBB	2,101,000	2,055,016
Washington REIT,
5.250%, 01/15/2014		Baa1/A-	3,850,000	3,803,738
				13,552,554

Healthcare	1.05%
Health Care Property Investors Inc.,
7.072%, 06/08/2015		Baa3/BBB	2,000,000	2,126,520
Health Care REIT Inc.,
5.875%, 05/15/2015		Baa2/BBB-	1,500,000	1,493,677
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011		Baa3/BBB-	375,000	408,828
5.125%, 04/01/2014		Baa3/BBB-	3,125,000	3,009,353
Nationwide Health,
6.000%, 05/20/2015		Baa3/BBB-	2,000,000	1,996,654
Senior Housing Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	325,000	356,688
				9,391,720

Hotels	0.35%
Host Marriott Corp.,
Series Q, 6.750%, 06/01/2016		Ba1/BB	3,075,000	3,113,437

Office Property	1.30%
Boston Properties LP,
5.000%, 06/01/2015		Baa2/BBB+	375,000	365,367
Highwoods Properties Inc.,
5.850%, 03/15/2017 (1)		Ba1/BBB-	4,500,000	4,475,520
HRPT Properties Trust,
5.750%, 02/15/2014		Baa2/BBB	2,940,000	2,958,196
Mack-Cali Realty LP,
5.125%, 02/15/2014		Baa2/BBB	3,975,000	3,877,616
				11,676,699

Regional Malls	0.75%
Rouse Co.,
8.000%, 04/30/2009		Ba1/BB+	775,000	812,064
Simon Property Group:
6.100%, 05/01/2016		A3/A-	2,500,000	2,608,635
7.375%, 06/15/2018		A3/A-	2,868,000	3,275,339
				6,696,038
Restaurants	0.10%
Trustreet Properties Inc.,
7.500%, 04/01/2015		Aa1/A+	850,000	926,499

Shopping Centers	1.82%
Developers Diversified Realty,
5.375%, 10/15/2012		Baa2/BBB	2,200,000	2,201,452
Kimco Realty Corp.:
5.980%, 07/30/2012		Baa1/A-	1,800,000	1,859,711
5.783%, 03/15/2016		Baa1/A-	2,000,000	2,036,290
Price Development Co. LP,
7.290%, 03/11/2008 (6)		Ba1/BB+	1,000,000	1,011,610
Weingarten Realty Investors:
7.000%, 07/15/2011		Baa1/A-	550,000	589,028
4.857%, 01/15/2014		Baa1/A-	2,015,000	1,952,640
6.640%, 07/15/2026		Baa1/A-	545,000	564,838
Westfield Capital,
5.700%, 10/01/2016 (1)		A2/A-	6,000,000	6,085,566
				16,301,135

Timber	0.27%
Plum Creek Timberland,
5.875%, 11/15/2015		Baa3/BBB-	2,400,000	2,388,619

Warehouse	0.76%
Prologis Trust:
5.500%, 04/01/2012		Baa1/BBB+	4,375,000	4,423,173
7.810%, 02/01/2015		Baa1/BBB+	1,000,000	1,102,240
7.625%, 07/01/2017		Baa1/BBB+	1,100,000	1,260,129
				6,785,542

Total Financial				147,255,142
(Cost $146,770,401)

Industrial	16.30%
Airlines	0.14%
Delta Air Lines Inc.,
10.000%, 08/15/2008 **(5)		NR/NR	336,000	184,800
FedEx Corp.:
Series A2, 7.890%, 09/23/2008		Baa1/BBB+	273,048	277,527
Series 1997-A, 7.500%, 01/15/2018 (4)		A3/A+	709,667	791,351
				1,253,678

Autos	3.42%
American Axle & Manufacturing Inc.,
5.250%, 02/11/2014		Ba3/BB	850,000	760,750
American Honda Finance Corp.,
5.125%, 12/15/2010 (1)		Aa3/A+	3,600,000	3,609,691
DaimlerChrysler NA Holdings Corp.,
6.500%, 11/15/2013		Baa1/BBB	3,075,000	3,242,840
Dana Corp.,
5.850%, 01/15/2015 **(5)		NR/NR	1,600,000	1,200,000
Delphi Corp.,
6.500%, 05/01/2009 **(5)		NR/NR	1,000,000	1,125,000
Ford Capital BV,
9.500%, 06/01/2010		Caa1/CCC+	1,200,000	1,206,000
Ford Motor Co.,
7.450%, 07/16/2031		Caa1/CCC+	2,775,000	2,161,031
Ford Motor Credit Co.:
7.875%, 06/15/2010		B1/B	2,000,000	2,008,836
8.000%, 12/15/2016		B1/B	3,250,000	3,132,444
General Motors Acceptance Corp.,
7.560%, 12/01/2014 (2)		Ba1/BB+	5,550,000	5,622,894
General Motors Corp.,
8.250%, 07/15/2023		Caa1/B-	2,850,000	2,579,250
Strats-DaimlerChrysler CPI Notes,
Series DCX, 4.080%, 11/15/2013 (1)(2)(7)		NR/BBB	3,465,000	3,184,543
Visteon Corp.,
8.250%, 08/01/2010		Caa2/CCC+	750,000	768,750
				30,602,029

Beverages	0.50%
Diageo Finance BV,
5.300%, 10/28/2015		A3/A-	4,600,000	4,532,012

Brewery	0.07%
Anheuser-Busch Companies Inc.:
4.950%, 01/15/2014		A2/A	175,000	171,702
5.050%, 10/15/2016		A2/A	450,000	436,911
				608,613

Cable & Media	1.83%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa2/BBB+	2,975,000	3,406,164
CCH I Holdings, LLC,
11.125%, 01/15/2014		Caa3/CCC-	308,000	289,520
CCH I, LLC,
11.000%, 10/01/2015		Caa2/CCC-	253,000	263,752
Cox Communications Inc.,
7.250%, 11/15/2015		Baa3/BBB-	3,000,000	3,309,579
Cox Enterprises Inc.,
7.875%, 09/15/2010 (1)		Baa3/BB+	3,000,000	3,225,570
DirecTV Holdings,
6.375%, 06/15/2015		Ba3/BB-	1,650,000	1,575,750
Rogers Cable Inc.,
5.500%, 03/15/2014		Baa3/BB+	1,275,000	1,247,906
Time Warner Inc.,
9.150%, 02/01/2023		Baa2/BBB+	2,410,000	3,008,601
				16,326,842

Chemicals	0.35%
Borden Inc.,
7.875%, 02/15/2023		Caa1/CCC+	775,000	664,562
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	359,947
Ferro Corp.,
9.125%, 01/01/2009		NR/B+	1,325,000	1,368,063
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	688,000	730,691
				3,123,263

Healthcare	1.89%
Baxter FinCo BV,
4.750%, 10/15/2010		Baa1/A	1,175,000	1,161,509
Coventry Health Care Inc.:
6.125%, 01/15/2015		Ba1/BBB	1,195,000	1,215,794
5.950%, 03/15/2017		Ba1/BBB	1,000,000	999,629
Davita Inc.,
7.250%, 03/15/2015		B2/B	600,000	609,750
Eli Lilly & Co.,
5.500%, 03/15/2027		Aa3/AA	10,000,000	9,663,470
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)		NR/NR	1,200,000	1,260,000
Tenet Healthcare Corp.,
9.875%, 07/01/2014		Caa1/CCC+	2,000,000	2,045,000
				16,955,152

Leisure	2.91%
Caesars Entertainment Inc.,
7.000%, 04/15/2013		Baa3/BB	4,500,000	4,787,194
Hilton Hotels Corp.,
7.500%, 12/15/2017		Ba1/BB+	5,057,000	5,252,959
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B2/B	2,000,000	1,920,000
Mashantucket West,
5.912%, 09/01/2021 (1)		Baa2/BBB-	800,000	771,983
MGM Mirage:
7.625%, 07/15/2013		B1/B+	1,500,000	1,500,000
7.250%, 08/01/2017		Ba2/BB	4,050,000	4,090,500
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015		Baa3/BBB-	2,250,000	2,348,694
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B	2,900,000	2,671,625
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B1/BB-	2,750,000	2,736,250
				26,079,205

Other Industrial	4.75%
Advanced Micro Devices Inc.,
7.750%, 11/01/2012		Ba3/B+	645,000	653,869
Amerigas Partners,
7.250%, 05/20/2015		B1/NR	1,250,000	1,268,750
Aramark Corp.,
8.500%, 02/01/2015 (1)		B3/B-	7,575,000	7,915,875
BAE Systems Holdings Inc.,
4.750%, 08/15/2010 (1)		Baa2/BBB	1,775,000	1,750,915
Burlington Northern SantaFe Co.,
4.575%, 01/15/2021		Aa2/A	1,597,234	1,534,857
Burlington Resources Inc.,
6.875%, 02/15/2026		A2/A-	1,000,000	1,102,119
Costco Wholesale Corp.,
5.500%, 03/15/2017		A2/A	2,800,000	2,811,357
CSX Transportation Inc.,
9.750%, 06/15/2020		Baa2/BBB	1,250,000	1,655,899
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, 04/01/2017		Ba3/B+	2,800,000	3,034,500
GATX Corp.,
5.697%, 01/02/2025 (1)(6)		A3/A-	281,611	284,027
International Steel Group Inc.,
6.500%, 04/15/2014		Baa3/BBB	1,100,000	1,150,875
Kennametal Inc.,
7.200%, 06/15/2012		Baa3/BBB	7,880,000	8,472,040
Levi Strauss & Co.,
9.750%, 01/15/2015		B2/B	500,000	551,250
McDonald's Corp.,
7.310%, 09/15/2027		A3/A-	1,525,000	1,536,267
Science Applications:
6.250%, 07/01/2012		A3/A-	2,700,000	2,805,157
5.500%, 07/01/2033		A3/A-	1,225,000	1,091,242
Sweetwater Investors LLC,
5.875%, 05/15/2014 (1)		NR/BBB-	581,019	580,028
West Fraser Timber Co. Ltd.,
5.200%, 10/15/2014 (1)		Baa3/BBB	3,500,000	3,286,832
WM Wrigley Jr Co.,
4.650%, 07/15/2015		A1/A+	1,125,000	1,077,505
				42,563,364

Telecom & Related	0.44%
American Tower Corp.,
7.500%, 05/01/2012		Ba2/BB-	500,000	521,250
Anixter International Inc.,
5.950%, 03/01/2015		Ba1/BB+	1,325,000	1,252,125
Qwest Communications International Inc.,
8.860%, 02/15/2009 (2)		Ba3/B+	500,000	507,500
Rogers Wireless Inc.,
6.375%, 03/01/2014		Baa3/BB+	1,500,000	1,545,000
Verizon Global,
4.375%, 06/01/2013		A3/A	125,000	118,826
				3,944,701

Total Industrial				145,988,859
(Cost $145,770,221)

Utilities & Energy	9.55%
Energy-Non Utility	4.56%
Ametek Inc.,
7.200%, 07/15/2008		Baa3/BBB	2,035,000	2,070,039
Consumers Energy Co.:
Series B, 6.875%, 03/01/2018		Baa2/BBB-	1,564,000	1,693,792
5.650%, 04/15/2020		Baa2/BBB-	1,225,000	1,212,188
Duke Capital LLC,
5.668%, 08/15/2014		Baa1/BBB	3,200,000	3,171,174
Duke Energy Corp.,
5.300%, 10/01/2015		A2/BBB+	525,000	524,819
Enbridge Energy Partners LP,
5.875%, 12/15/2016		Baa2/BBB	1,500,000	1,509,764
Energy Transfer Partners LP,
5.650%, 08/01/2012		Baa3/BBB-	1,325,000	1,342,791
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/BB	3,125,000	3,425,262
Kerr-McGee Corp.,
6.950%, 07/01/2024		Baa3/BBB-	4,500,000	4,753,165
Kinder Morgan Energy Partners LP,
5.125%, 11/15/2014		Baa1/BBB	4,450,000	4,310,368
Kinder Morgan Finance,
5.700%, 01/05/2016		Baa2/BB-	4,000,000	3,756,736
Magellan Midstream Partners,
6.450%, 06/01/2014		Baa3/BBB	800,000	834,614
Northern Border Partners LP:
8.875%, 06/15/2010		Baa2/BBB	1,000,000	1,103,466
7.100%, 03/15/2011		Baa2/BBB	1,000,000	1,064,632
6.150%, 10/01/2016		Baa2/BBB	1,800,000	1,843,501
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		A2/A	350,000	353,016
Tennessee Gas Pipeline,
7.000%, 03/15/2027		Baa3/BB	75,000	80,480
Transcontinental Gas Pipe Line:
6.250%, 01/15/2008		Ba1/BB+	50,000	50,375
6.400%, 04/15/2016		Ba1/BB+	5,725,000	5,932,531
Utilicorp United,
8.000%, 03/01/2023		B2/B	850,000	872,312
Whiting Petroleum Corp.,
7.000%, 02/01/2014		B1/B	1,000,000	980,000
				40,885,025

Utilities	4.99%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (1)		Baa1/BBB-	600,000	607,454
Centerpoint Energy Inc.,
7.250%, 09/01/2010		Ba1/BBB-	2,350,000	2,482,488
Commonwealth Edison Co.,
Series 104, 5.950%, 08/15/2016		Baa2/BBB	5,275,000	5,172,749
Curtis Palmer Inc.,
5.900%, 07/15/2014 (1)		NR/A-	825,000	850,133
FPL Group Capital, Inc.:
5.625%, 09/01/2011		A2/A-	2,000,000	2,036,620
6.350%, 10/01/2066		A3/BBB+	3,900,000	3,937,296
Georgia Power Co.,
Series 07-A, 5.650%, 03/01/2037		A2/A	850,000	826,536
Indianapolis Power & Light Co.,
6.300%, 07/01/2013 (1)		Baa1/BBB-	400,000	417,636
Midamerican Energy Holdings Co.,
5.875%, 10/01/2012		Baa1/BBB+	200,000	206,146
Nevada Power Co.:
6.500%, 04/15/2012		Ba1/BB+	175,000	182,934
9.000%, 08/15/2013		Ba1/BB+	3,851,000	4,174,149
Pacific Gas & Electric,
4.800%, 03/01/2014		Baa1/BBB	700,000	679,742
Pacificorp,
6.900%, 11/15/2011		A3/A-	2,107,000	2,253,529
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	200,000	214,521
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	195,940	197,910
Power Receivables Finance LLC,
6.290%, 01/01/2012 (1)		Baa2/BBB	72,127	72,944
Public Service Co. of Oklahoma,
6.150%, 08/01/2016		Baa1/BBB	3,075,000	3,161,408
San Diego Gas & Electric Co.,
6.000%, 06/01/2026		A1/A+	3,550,000	3,653,593
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	272,996	277,330
Tenaska Virginia Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	237,532	241,480
TXU Electric Delivery Co.,
7.000%, 09/01/2022		Baa2/BBB-	8,077,000	8,673,422
Westar Energy, Inc.,
5.100%, 07/15/2020		Baa2/BBB-	3,265,000	3,062,257
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	150,000	150,693
7.250%, 12/15/2017 (1)		Baa3/BBB-	875,000	947,735
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa1/BBB-	175,000	176,778
				44,657,483

Total Utilities & Energy				85,542,508
(Cost $84,574,912)

Total Corporate Bonds				378,786,509
(Cost $377,115,534)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	32.65%

Asset-Backed Securities	4.35%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.280%, 04/15/2008 (1)(4)		Aaa/AAA	82,089	81,621
Series 2004-IN1, Class B, 8.820%, 02/25/2014 (1)(2)(4)(7)		Ba2/BBB-	379,000	361,461
Banc of America Funding Corp.,
Series 2005-4, Class 1A4, 5.500%, 08/01/2035		Aa1/AAA	1,500,000	1,456,095
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.500%, 04/25/2020 (4)		Aa1/NR	833,000	825,775
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.9084%, 10/25/2033 (2)		Aaa/AAA	255,657	251,243
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 01/18/2011		Aaa/AAA	1,100,000	1,097,974
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 03/25/2037		Aaa/AAA	17,391,651	17,364,868
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 05/15/2008 (4)		Aaa/AAA	300,000	292,842
Series 2005-B1, Class B1, 4.400%, 09/15/2010		A2/A	2,500,000	2,474,583
COMED Transitional Funding Trust,
Series 1998-1, Class A6, 5.630%, 06/25/2009		Aaa/AAA	16,114	16,130

Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 06/01/2031 (1)(7)		NR/AAA	1,250,000	1,261,249
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.4798%, 11/25/2014 (4)		Aaa/AAA	355,710	349,039
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 03/01/2011 (4)		Aaa/AAA	400,000	413,030
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 03/18/2011		Baa3/NR	300,000	301,556
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 09/15/2010		Aaa/A	3,000,000	2,971,491
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.760%, 03/15/2008 (4)		Aaa/AAA	252,519	250,064
Series 2007-1, Class B, 5.370%, 01/15/2011 (4)		A1/A	1,000,000	1,007,139
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 04/20/2014 (1)(4)		Aaa/AAA	791,034	790,838
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.100%, 03/25/2009 (4)		Aaa/AAA	287,801	283,239
Vanderbilt Mortgage Finance:
Series 2002-B, Class B1, 5.850%, 04/07/2018		Baa2/BBB	550,000	542,964
Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/NR	13,546	13,542
Washington Mutual,
Series 2003-AR3, Class B1, 4.780%, 04/25/2033		Aaa/AAA	171,971	171,152
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033		NR/AAA	983,176	965,698
Series 2004-O, Class A1, 4.8967%, 08/25/2034		Aaa/AAA	5,117,386	5,042,544
Series 2004-E, Class A1, 4.911%, 11/25/2039		Aaa/AAA	357,698	351,233
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008		Aaa/AAA	69,676	70,585

				39,007,955

Collateralized Debt Obligations	1.52%
Anthracite CDO Ltd.,
Series 2004-1A, Class G, 8.270%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	506,525
Archstone,
Series 2005-C1, 7.400%, 03/20/2010 (1)(2)(7)		NR/NR	1,300,000	1,350,375
Crest Ltd Series 2003-1A,
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(7)		NR/BB-	800,000	488,480
Crest Ltd Series 2003-2A,
Class PS, 6.000%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	620,174	352,941
Crest Ltd Series Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba2/BB	750,000	715,350
Fairfield Street Solar, Class F, 10.225%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,000,000	1,002,700
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.000%, 12/04/2012 (1)(3)(4)(7)		NR/NR	150,000	133,717
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB	600,000	601,500
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,000,000	1,080,000
Preferred Term Securities VI Ltd.,
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)		NR/NR	250,000	128,487
Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)		NR/NR	350,000	260,312
Preferred Term Securities XI B-3 Ltd.,
Subordinate Income Notes, 5.300%, 09/24/2008 (1)(2)(4)(6)(7)		A2/NR	500,000	501,605
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)		NR/NR	350,000	276,412
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)		NR/NR	500,000	426,313
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)		NR/NR	500,000	417,850
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)		NR/NR	500,000	413,875
Regional Diversified Funding:
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	375,000
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	690,000
River North CDO Ltd.,
Series 2005-1A, 12.500%, 02/06/2014 (1)(3)(4)(6)(7)		Ba3/NR	800,000	690,720
Soloso Bank Pref,
12.500%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	709,453
TIAA Real Estate CDO Ltd.,
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	246,375
Tricadia:
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	228,750
Series 2004-2A, Class C, 8.870%, 12/15/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	488,462	488,462
Tropic:
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7)		NR/NR	1,000,000	658,438
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	1,000,000	836,250

				13,579,890

Collateralized Mortgage Obligations	0.14%
Banc of America Mortgage Securities, Inc.:
Series 2005-2, Class 1A12, 5.500%, 03/25/2035		NR/AAA	339,481	329,660
Series 2005-8, Class A14, 5.500%, 09/25/2035		Aa1/AAA	1,000,000	973,474

				1,303,134

Commercial Mortgage-Backed Securities	0.80%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)		Ba2/NR	1,225,000	1,152,561
Series 2006-1, Class E, 6.495%, 02/15/2036 (1)(4)		Baa3/NR	1,000,000	1,000,487
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036 (1)		Aaa/NR	1,250,000	1,257,164
Series 2006-1A, Class C, 5.559%, 11/15/2036 (1)		A2/NR	3,300,000	3,321,522
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	389,476	450,710

				7,182,444

Agency Mortgage-Backed Securities	25.84%
FHLMC:
Gold Pool #G00336, 6.000%, 10/01/2024			256,753	260,062
Gold Pool #G08061, 5.500%, 06/01/2035			1,819,194	1,802,535
Gold Pool #G01960, 5.000%, 12/01/2035			8,350,069	8,080,679
Gold Pool #A41748, 5.000%, 01/01/2036			11,248,298	10,885,406
Gold Pool #A42128, 5.500%, 01/01/2036			18,036,484	17,871,323
Gold Pool #G02064, 5.000%, 02/01/2036			13,963,896	13,513,392
Pool #781804, 5.070%, 07/01/2034 (2)			3,322,397	3,278,066
Pool #781811, 5.108%, 07/01/2034 (2)			1,657,688	1,637,567
Pool #781958, 5.082%, 09/01/2034 (2)			4,257,233	4,207,755
FNMA:
Pool #356801, 6.000%, 12/01/2008			5,222	5,234
Pool #703703, 5.035%, 01/01/2033 (2)			132,195	132,300
Pool #555717, 4.340%, 08/01/2033 (2)			355,401	348,451
Pool #779610, 4.995%, 06/01/2034 (2)			436,598	430,117
Pool #725705, 5.000%, 08/01/2034			3,482,294	3,373,560
Pool #809894, 4.943%, 03/01/2035 (2)			2,514,050	2,494,178
Pool #809893, 5.079%, 03/01/2035 (2)			2,118,263	2,109,290
Pool #255706, 5.500%, 05/01/2035			20,690,663	20,501,840
Pool #836496, 5.000%, 10/01/2035			17,276,698	16,714,152
Pool #735897, 5.500%, 10/01/2035			10,642,620	10,545,495
Pool #850582, 5.500%, 01/01/2036			6,414,221	6,355,685
Pool #845471, 5.000%, 05/01/2036			1,587,032	1,521,274
Pool #190377, 5.000%, 11/01/2036			21,315,168	20,621,125
Pool #256526, 6.000%, 12/01/2036			38,697,659	38,851,637
Pool #90777, 6.000%, 12/01/2036			14,564,417	14,622,369
Pool #910881, 5.000%, 02/01/2037			15,233,598	14,602,394
GNMA:
Pool #780019, 9.500%, 12/15/2009 (2)			47,480	49,021
Pool #550656, 5.000%, 09/15/2035			2,663,532	2,593,979
Pool #609003, 5.000%, 08/15/2036			9,388,799	9,138,738
Pool #658056, 5.000%, 08/15/2036			4,800,296	4,672,445
Pool #658568, 5.000%, 08/15/2036			335,016	326,093

				231,546,162

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities				292,619,585
(Cost $293,742,478)

U.S. Government & Agency Obligations	12.25%
FHLB,
5.125%, 11/18/2013		Aaa/AAA	75,000	74,181
FNMA:
3.6800%, 02/17/2009 (2)		Aaa/AAA	2,000,000	1,968,480
8.200%, 03/10/2016			55,000	67,723
6.500%, 04/24/2017		Aaa/AAA	70,000	70,044
				2,106,247
Strats-FHLB,
3.110%, 08/15/2019 (1)(2)(7)		NR/AAA	2,150,000	1,920,057
U.S. Treasury Bond,
6.000%, 02/15/2026			28,100,000	31,768,371
U.S. Treasury Note:
4.375%, 12/31/2007			28,000,000	27,879,712
3.375%, 11/15/2008			11,800,000	11,559,398
4.250%, 01/15/2011			16,500,000	16,342,095
3.625%, 05/15/2013			200,000	190,297
4.000%, 02/15/2015			9,000,000	8,630,865
				64,602,367
U.S. Treasury Strip Bond,
0.000%, 11/15/2018			16,200,000	9,283,070

Total U.S. Government & Agency Obligations				109,754,293
(Cost $109,511,008)

Money Market Mutual Funds	4.41%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			39,527,745	39,527,745

Total Money Market Mutual Funds				39,527,745
(Cost $39,527,745)

Short Term Securities	4.11%
Commercial Paper	4.11%
Cox Enterprises Inc.:
5.500%, 04/25/2007		NR/NR	37,000,000	36,858,680

Total Short Term Securities				36,858,680
(Cost $36,858,680)

Total Investments			98.82%	$ 885,389,182
(Cost $885,128,838)

Other Assets in Excess of Liabilities			1.18%	10,590,127
NET ASSETS			100.00%	$ 895,979,309
See Legend and Notes to Statement of Investments

Westcore Plus Bond Fund
Country Breakdown as of March 31, 2007
Country	Market Value	%
United States	806,525,924	90.02%
Sweden	2,476,833	0.28%
Cash and Cash Equivalents	76,386,425	8.52%
Other Assets in Excess of Liabilities	10,590,127	1.18%
Net Assets	$ 895,979,309	100.00%

Westcore Colorado Tax Exempt Fund
Statement of Investments, March 31, 2007 (Unaudited)
		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	4.35%
Colorado State Certificate of Participation UCDHSC Fitzsimons Academic,

5.000%, 11/01/2018, Optional 11/01/2015, MBIA		Aaa/AAA	$ 700,000	$ 753,004
Fremont County, Certificate of Participation, Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	510,230

Larimer County, Certificate of Participation, Courthouse & Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	508,780
University of Colorado Certificates of Participation,
5.000%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	160,815

Weld County, Certificate of Participation, Correctional Facilities Lease Purchase Agreement,

5.350%, 08/01/2010, Optional anytime @ 100.00, MBIA		Aaa/AAA	510,000	517,935

Total Certificates of Participation				2,450,764
(Cost $2,397,369)

General Obligation Bonds	37.65%
County-City-Special District-School District	37.65%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	290,092
Adams & Weld Counties School District 27J,
4.750%, 12/01/2017, Prerefunded 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	527,880

Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC		Aaa/AAA	2,385,000	1,033,230

zero coupon, 12/15/2025, Optional 12/15/2017 @ 68.636		Aaa/AAA	800,000	332,312
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	529,310

5.000%, 12/15/2021, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/NR	200,000	217,128

Arapahoe County School District 5,
4.000%, 12/15/2022, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	493,090

Basalt Colorado Sanitation District,
5.000%, 12/01/2018, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	125,000	130,799

Boulder & Gilpin Counties, Boulder Valley School District Re-2,
5.000%, 12/01/2011, Optional 12/01/2007@ 101.00, FGIC		Aaa/AAA	1,000,000	1,018,220

5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00		Aa3/AA	300,000	309,945
Boulder County Open Space Cap Impt Tr Fd,
5.400%, 08/15/2015, Optional 08/15/2010 @ 100.00		Aa1/AA+	500,000	526,630
Carbondale & Rural Fire Protection District, Garfield, Gunnison & Pitkin Counties,

5.200%, 12/01/2010, Optional on 30 days notice@ 100.00, AMBAC		Aaa/AAA	100,000	100,072

City & County of Denver Board Water Commissioners,
5.500%, 10/01/2011		Aa1/AA+	250,000	269,000
City & County of Denver, School District No. 1, Series A,
5.000%, 12/01/2017, Optional 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	537,800

5.500%, 12/01/2022, FGIC		Aaa/AAA	500,000	586,620
Clear Creek County School District Re-1,
4.300%, 12/01/2013, Optional 12/01/2012 @ 100.00, FSA		Aaa/AAA	125,000	128,856

Denver West Metropolitan District,
4.050%, 12/01/2013		NR/NR	500,000	487,655
4.250%, 12/01/2016, Optional 12/01/2015 @ 100.00		NR/NR	140,000	139,335
Douglas & Elbert Counties School District Re-1,
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	534,665

5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	1,000,000	1,069,330

Eagle Bend Metropolitan District No 2,
4.500%, 12/01/2025, Optional 12/01/2015 @ 100.00, RADIAN		NR/AA	400,000	404,844

Eagle, Garfield & Routt Counties School District Re-50J,
5.250%, 12/01/2015, Optional, Unrefunded portion,12/01/2009 @ 101.00, FGIC		Aaa/AAA	290,000	304,048

5.250%, 12/01/2015, Prerefunded 12/01/2009 @ 101.00, FGIC		Aaa/AAA	710,000	745,869

El Paso County School District 2,
5.250%, 12/01/2012, Optional 12/01/2010 @ 100.00, MBIA		Aaa/AAA	250,000	263,570

5.000%, 12/01/2023, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	250,000	262,017

El Paso County School District 12,
5.000%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,062,570
Evergreen Park & Recreation District,
5.250%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/NR	115,000	121,363

Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	533,840

Jefferson County School District R-1,
5.250%, 12/15/2011, Prerefunded 12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	777,592

5.000%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	800,000	857,984

5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	1,061,550

La Plata County School District 9-R,
5.250%, 11/01/2020, Prerefunded 11/01/2012 @100.00, MBIA	Aaa/NR	125,000	135,003

Larimer County, Poudre School District R-1,
5.500%, 12/15/2008	Aa3/AA-	500,000	515,310
5.000%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	NR/AAA	700,000	714,567

6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,081,610

Larimer, Weld, & Boulder Counties, Thompson School District R2-J,
5.400%, 12/15/2013, Prerefunded 06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	506,720

Mesa County Valley School District 51,
5.000%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA	Aaa/NR	500,000	533,015

5.000%, 12/01/2022, Optional 12/01/2014 @ 100.00, MBIA	Aaa/NR	300,000	319,401

5.000%, 12/01/2024, Optional 12/01/2014 @ 100.00, MBIA	Aaa/NR	565,000	601,539

Pitkin County Open Space Acquisition,
5.250%, 12/01/2018, Prerefunded 12/01/2010 @ 100.00, AMBAC	Aaa/NR	340,000	358,812

Pitkin County School District No. 001,
5.000%, 12/01/2020, Prerefunded 12/01/2011 @ 100.00, FGIC	Aaa/AAA	150,000	158,727

Pueblo County School District 70,
5.000%, 12/01/2011, Optional 12/01/2007 @ 100.00, AMBAC	Aaa/AAA	225,000	226,904

5.000%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	165,000	174,093

South Suburban Park and Recreation District, Arapahoe, Douglas & Jefferson Counties,

5.000%, 12/15/2012, Optional 12/15/2008 @ 100.00, FGIC	Aaa/AAA	250,000	255,410

Total General Obligation Bonds			21,238,327
(Cost $20,821,448)

Revenue Bonds	54.74%
Medical	0.73%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00		Baa3/NR	400,000	412,788
Other	0.37%
Boulder County, (Atmospheric Research),
5.000%, 09/01/2022, Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	207,838

Pollution	1.77%
Moffat County Co., Variable Rate Note
3.660%, 07/01/2010, AMBAC		Aaa/AAA	1,000,000	1,000,000
Special Tax	40.95%
Aspen Colorado Sales Tax,
5.000%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00		NR/NR	120,000	123,884

Aurora Colorado Golf Course Enterprise,
4.125%, 12/01/2013		Baa2/NR	110,000	107,705
4.250%, 12/01/2014		Baa2/NR	125,000	122,434
4.375%, 12/01/2015		Baa2/NR	125,000	122,828

Broomfield Sales & Use Tax,
5.200%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	536,100

City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,070,710

City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,

4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00		Aa3/AA-	500,000	493,270
Colorado Department of Transportaion,
4.200%, 06/15/2009, MBIA		Aaa/AAA	225,000	227,628
Colorado Educational & Cultural Facilities Authority,
6.000%, 12/01/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	133,774

5.000%, 03/01/2018, Optional 09/01/2015 @100.00, FGIC		Aaa/AAA	500,000	537,235

5.000%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	207,814

5.000%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	156,375

5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG		NR/A	180,000	187,974

5.125%, 09/15/2025, Optional 09/15/2015 @ 100.00, XLCA		Aaa/AAA	500,000	536,270

4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG		NR/A	250,000	249,650

Colorado Health Facilities Authority Revenue, Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016 @ 100.00		A2/A+	500,000	532,585

Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,

5.250%, 09/01/2021, Optional 09/01/2011 @ 100.00		Aa2/AA	500,000	532,285
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,

5.250%, 12/01/2025, Optional 12/01/2015 @ 100.00	NR/BBB	500,000	521,350
Colorado Health Facilities Authority Revenue, Evangelical Lutheran,
5.250%, 06/01/2020, Optional 06/01/2016 @ 100.00	A3/A-	500,000	534,055
5.250%, 06/01/2023, Optional 06/01/2016 @100.00	A3/A-	400,000	424,760
Colorado Health Facilities Authority Revenue, Park View Medical Center,

5.000%, 09/01/2010	NR/A3	205,000	210,215
5.000%, 09/01/2011	NR/A3	210,000	215,668
5.000%, 09/01/2020, Optional 09/15/2015 @ 100.00	NR/A3	450,000	468,787
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.625%, 12/01/2019, Prerefunded 12/01/2009 @ 101.00, FSA	Aaa/NR	500,000	529,710

5.000%, 03/01/2025, Optional 03/01/2015 @ 100.00, FSA	Baa2/BBB+	1,000,000	1,024,230

Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,

5.000%, 01/15/2010	NR/BBB+	200,000	204,990
5.000%, 01/15/2020, Optional 01/15/2015 @ 100.00	NR/BBB+	440,000	456,914
Colorado Housing & Finance Authority, Variable Rate Note
3.660%, 11/01/2021	Aaa/AAA	2,000,000	2,000,000
Colorado School of Mines Auxilary Facility Revenue Enterprise,
5.250%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC	Aaa/AAA	505,000	541,410

Colorado State Board of Governors University - Enterprise Revenue Bonds,

5.000%, 12/01/2020, Optional 12/01/2015 @ 100.00, XCLA	Aaa/NR	500,000	533,620

Colorado State College Board of Trustees, Auxilary Facilities System - Enterprise Revenue Bonds,

5.000%, 05/15/2022, Optional 5/15/2013, MBIA	Aaa/AAA	660,000	694,723
Denver City & County Excise Tax,
5.250%, 09/01/2008, FSA	Aaa/AAA	500,000	511,145
Denver City & County Golf Enterprise,
5.000%, 09/01/2018, Optional 09/01/2016 @ 100.00	Baa2/NR	350,000	357,896
5.000%, 09/01/2019, Optional 09/01/2016 @ 100.00	Baa2/NR	500,000	509,755
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	500,000	528,520
Durango Colorado Sales & Use Tax,
5.500%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC	Aaa/AAA	200,000	209,024

Grand Junction Leasing,
5.000%, 06/15/2020, Optional 06/15/2016 @ 100.00, MBIA	Aaa/AAA	390,000	420,677

5.000%, 06/15/2023, Optional 06/15/2016 @ 100.00, MBIA	Aaa/AAA	390,000	416,953

Greeley, Weld County Sales & Use Tax,
4.800%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA	Aaa/AAA	250,000	254,427

5.150%, 10/01/2015, Prerefunded 10/01/2010 @ 100.00, MBIA	Aaa/AAA	500,000	524,880

Jefferson County Open Space Sales & Use Tax,
5.000%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	516,310

5.000%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	103,063

Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00		NR/AA+	300,000	318,933
Northwest Parkway Public Highway Authority Revenue,
0%, 06/15/2025, 5.80% & Optional 06/15/2016 @ 100.00, FSA		Aaa/AAA	960,000	875,731

Superior Open Space Sales & Use Tax,
4.625%, 06/01/2015		NR/A-	100,000	101,798
4.750%, 06/01/2017, Optional 06/01/2016 @ 100.00		NR/A-	325,000	332,004
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	530,615

University of Colorado Enterprise Systems Revenue Series A,
5.100%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	157,664
University of Colorado Enterprise Systems Revenue Series B,
5.000%, 06/01/2024, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	160,815

5.000%, 06/01/2026, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	750,000	792,638

University of Colorado Hospital Authority,
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00		Baa1/NR	445,000	478,589
University of Northern Colorado Auxiliary Facilities,
5.000%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	523,635

Westminster Sales & Use Tax,
5.000%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA+	220,000	231,451

				23,095,476

Utility	10.92%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022, XLCA		Aaa/AAA	1,000,000	1,205,220
Boulder County Water & Sewer,
5.300%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	131,998
Broomfield Water Activity Enterprise,
5.500%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	534,345

4.750%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	125,000	129,251

Colorado Water Reservior & Power Development Authority,
5.000%, 09/01/2026, Optional 09/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	528,480

Colorado Water Resources & Power Development Authority, Drinking Water,

5.000%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	528,815
Colorado Water Resources & Power Development Authority, Small Water Resources,

5.700%, 11/01/2015, Prerefunded 11/01/2010 @ 100.00, FGIC		Aaa/AAA	235,000	250,988
5.700%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	265,000	283,028
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,

5.500%, 09/01/2019		Aa1/AA	500,000	576,485
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	260,710

Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/01/2009, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	505,005

Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	157,581

Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.250%, 12/01/2015, Refunding Pending 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	255,172

Pueblo Colorado Board Waterworks,
5.250%, 11/01/2009, FSA		Aaa/AAA	120,000	124,764
5.100%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	156,083

Thornton Colorado Water Enterprise,
5.000%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	533,015

				6,160,940

Total Revenue Bonds				30,877,042
(Cost $30,242,721)

Money Market Mutual Funds	2.04%		Shares	Market Value
Goldman Sachs Financial Tax Free Fund - FST Shares			1,149,603	1,149,603

Total Money Market Mutual Funds				1,149,603
(Cost $1,149,603)

Total Investments			98.78%	$ 55,715,736
(Cost $54,611,141)

Other Assets in Excess of Liabilities			1.22%	687,997
NET ASSETS			100.00%	56,403,733
See Notes to Statement of Investments

Westcore Colorado Tax Exempt Fund
Country Breakdown as of March 31, 2007

Country	Market Value	%
United States	54,566,133	96.74%
Cash and cash equivalents	1,149,603	2.04%
Other Assets in excess of Liabilities	687,997	1.22%
Net Assets	$56,403,733	100.00%

Legend to Statement of Investments

** Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 3 to the Notes to Statements of Investments.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.
(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7)	This security is considered illiquid by the investment adviser. See Note 3 to the Notes to Statements of Investments.
(8)	Subsequent to the Fund's investment in this security of this issuer, the Fund became aware of an investment made by that issuer which raised questions about compliance with one of the Fund's fundamental investment limitations. The investment adviser has agreed to take necessary actions to address this investment, which may include disposing of the security. This issue was resolved on April 17, 2007, when the Fund's shareholders approved eliminating the relevant fundamental investment limitation. The investments continued to have an unrealized gain as of that date.

1. Significant Accounting Policies
Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") exchange are generally valued at the NASDAQ Official Closing Price ("NOCP").  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund's valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities, and (e) any other relevant matters.  With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of March 31, 2007, securities which have been fair valued represented 4.95% and 1.59% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31 2007, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of March 31, 2007, the International Frontier Fund had no outstanding foreign currency contracts.

Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended March 31,2007.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of March 31, 2007
Gross appreciation (excess of value over tax cost)	$35,569,775	$44,920,382
Gross depreciation (excess of tax cost over value)	(3,792,882)	(2,607,447)
Net unrealized appreciation	$31,776,893	$42,312,935
Cost of investments for income tax purposes	$157,920,746	$230,681,384

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of March 31, 2007
Gross appreciation (excess of value over tax cost)	$1,927,318	$6,253,090
Gross depreciation (excess of tax cost over value)	(669,676)	(1,316,138)
Net unrealized appreciation/(depreciation)	$1,257,642	$4,936,952
Cost of investments for income tax purposes	$23,900,807	$36,091,919

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of March 31, 2007
Gross appreciation (excess of value over tax cost)	$15,117,973	$16,691,047
Gross depreciation (excess of tax cost over value)	(279,282)	(1,149,500)
Net unrealized appreciation	$14,838,691	$15,541,547
Cost of investments for income tax purposes	$50,518,182	$83,685,065

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
As of March 31, 2007
Gross appreciation (excess of value over tax cost)	$6,612,878	$14,351,512
Gross depreciation (excess of tax cost over value)	(585,072)	(1,554,371)
Net unrealized appreciation	$6,027,806	$12,797,141
Cost of investments for income tax purposes	$22,105,195	$100,339,331

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of March 31, 2007
Gross appreciation (excess of value over tax cost)	$15,691,769	$9,147,304	$1,188,802
Gross depreciation (excess of tax cost over value)	(5,387,131)	(8,743,737)	(80,861)
Net unrealized appreciation	$10,304,638	$403,567	$1,107,941
Cost of investments for income tax purposes	$277,468,427	$884,985,615	$54,607,795

3. New Accounting Pronouncements
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. Management of the Fund currently believes that FASB Interpretation No. 48 will have no impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No.157). SFAS No. 157 defines fair value for securities in the Fund's portfolio, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No.157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

4. Illiquid Restricted Securities
As of March 31, 2007, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of March 31, 2007 for the, Westcore Flexible Income and Westcore Plus Bond Funds was  $23,293,842 and $26,000,390 respectively, which represents 8.00% and 2.90% of the Funds' net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of March 31, 2007 (Unaudited)

WESTCORE FLEXIBLE INCOME FUND
DESCRIPTION	PRINCIPAL AMOUNT	ACQUISITION DATE	COST	MARKET VALUE

ACE Securities Corp., 2004 IN1, Class B,	300,000	05/21/04	$245,166	$286,117
8.82%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$995,620
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$506,525
8.27%, 02/24/2014
Archstone, Series 2005-C1, 7.40%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$1,038,750
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	435,085	04/08/04	$435,085	$451,140
9.114%, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	04/22/03	$120,386	$122,120
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 10.2125%,	250,000	12/18/03	$250,000	$261,450
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$240,411	$235,294
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$500,838	$610,301
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$286,140
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$1,090,436
Class F1, 10.225%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$993,080
Denali Capital CLO III Ltd., Series 3A, Class	250,000	06/26/03	$244,920	$251,797
B2L, 13.36%, 07/21/2008
Denali Capital CLO VI Ltd., Series 6A, Class	800,000	02/16/06	$800,000	$800,000
B2L, 9.61%, 04/21/2010
Eszopiclone Royalty Sub LLC Series IV	1,200,000	07/29/05	$1,200,000	$1,260,000
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$503,126
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$89,145
Income Notes, 22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,125,520
MM Community Funding II Ltd., Series 2I,	500,000	03/12/04	$479,415	$205,000
21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$501,250
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$546,600	$540,000
07/26/2010:	600,000	02/07/05	$655,926	$648,000

Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$51,395
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$111,562
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$118,463
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$213,156
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$521,829	$426,313

Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$417,850
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$421,031	$334,280

Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$413,875
Income Notes, 17.50%, 06/17/2014
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$478,718	$375,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$690,000
14.10%, 03/15/2015
River North CDO Ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$518,040
02/06/2014
Rouse Co Inc., 6.75%, 05/01/2013	2,500,000	02/02/07	$2,535,750	$2,560,330
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,537	$709,453

TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$246,375
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	91,642	08/09/01	$91,642	$106,049
Tortoise Capital Partners	36,500	12/01/05	$547,500	$591,530
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$13,117
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,480	$228,750
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.87%,	488,462	10/08/04	$488,462	$488,462
12/15/2019
Tropic , Series 2003-1A, Class PS, 12.85%,	700,000	09/07/05	$619,852	$460,906
10/15/2013
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$418,125
04/15/2014
Total			$24,054,443	$23,293,842

Total Net Assets				$291,258,430

Illiquid Restricted Securities as % of Total Net Assets				8.00%

WESTCORE PLUS BOND FUND

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	ACQUISITION DATE	COST	MARKET VALUE
ACE Securities Corp., 2004 IN1, Class B,	379,000	05/21/04	$309,750	$361,461
8.82%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,982,480
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$506,525
8.27%, 02/24/2014
Archstone, Series 2005-C1, 7.40%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,350,375
Community Reinvestment Revenue Notes,	1,250,000	06/13/06	$1,250,000	$1,261,249
5.73%, 06/01/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$481,544	$488,480
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$360,615	$352,941
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$715,350
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$1,002,700
Class F1, 10.225%, 12/28/2014
Eszopiclone Royalty Sub LLC Series IV	1,200,000	07/29/05	$1,200,000	$1,260,000
12.00%,03/15/2014
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$133,717
Income Notes, 22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$601,500
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$544,750	$540,000
07/26/2010:	500,000	02/27/05	$544,750	$540,000
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$128,487
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$260,312
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$276,412
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd., Subordinate	500,000	06/02/05	$501,941	$501,605
Income Notes, 5.30%, 09/24/2008
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$255,457	$213,157
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$255,457	$213,156
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$417,850
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$413,875
Income Notes, 17.50%, 06/17/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$478,718	$375,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$690,000
14.10%, 03/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$690,720
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,537	$709,453
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,717,821	$1,608,355
4.08%, 11/15/2013	905,000	11/16/05	$888,359	$831,749
	385,000	11/23/05	$377,921	$353,838
	425,000	12/15/05	$417,185	$390,601

Strats-FHLB, 3.11%, 08/15/2019	1,500,000	02/24/05	$1,483,987	$1,339,575
	100,000	12/15/05	$98,933	$89,305
	50,000	12/15/05	$49,466	$44,652
	500,000	12/28/05	$494,662	$446,525

TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$246,375
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	393,498	08/09/01	$389,476	$450,710
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,483	$228,750
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.87%,	488,462	10/08/04	$488,462	$488,462
12/15/2019
Tropic, Series 2003-1A. Class PS, 12.85%,	1,000,000	09/07/05	$885,503	$658,438
10/15/2013
Tropic, Series 2004-1A. Class PS, 16.50%,	1,000,000	01/27/06	$950,938	$836,250
04/15/2014
Total			$27,386,685	$26,000,390

Total Net Assets				$895,979,309

Illiquid Restricted Securities as % of Total Net Assets				2.90%

Item 2 - Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    May 30, 2007

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    May 30, 2007

By:       /s/ Jasper R. Frontz
            Jasper R. Frontz
            Principal Financial Officer and Treasurer

Date:    May 30, 2007